UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIES

	    INVESTMENT COMPANY ACT FILE NUMBERS 811-4325

FIRST INVESTORS LIFE SERIES FUND
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
8th Floor
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2005

DATE OF REPORTING PERIOD: MARCH 31, 2005

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows


Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE BLUE CHIP FUND
March 31, 2005

------------------------------------------------------------------------------------------------------------------
      Shares or
      Principal
         Amount   Security                                                                                   Value
------------------------------------------------------------------------------------------------------------------
                  COMMON STOCKS--97.6%
                  Consumer Discretionary--12.0%
          8,000   Carnival Corporation                                                              $      414,480
         25,914 * Comcast Corporation - Class "A"                                                          875,375
         18,100 * Comcast Corporation - Special Class "A"                                                  604,540
         19,700   Eastman Kodak Company                                                                    641,235
         13,500 * eBay, Inc.                                                                               503,010
         35,800   Gap, Inc.                                                                                781,872
         59,200   Hilton Hotels Corporation                                                              1,323,120
         54,300   Home Depot, Inc.                                                                       2,076,432
         26,900 * Kohl's Corporation                                                                     1,388,847
         16,300   Lowe's Companies, Inc.                                                                   930,567
         34,900   McDonald's Corporation                                                                 1,086,786
         56,400   News Corporation, Inc. - Class "A"                                                       954,288
         13,200   NIKE, Inc. - Class "B"                                                                 1,099,692
         81,300 * Office Depot, Inc.                                                                     1,803,234
         26,200   Target Corporation                                                                     1,310,524
         89,700 * Time Warner, Inc.                                                                      1,574,235
         44,800   Viacom, Inc. - Class "B"                                                               1,560,384
         48,300   Walt Disney Company                                                                    1,387,659
         10,400   Yum! Brands, Inc.                                                                        538,824
------------------------------------------------------------------------------------------------------------------
                                                                                                        20,855,104
------------------------------------------------------------------------------------------------------------------
                  Consumer Staples--9.4%
         27,600   Altria Group, Inc.                                                                     1,804,764
         50,900   Coca-Cola Company                                                                      2,121,003
         23,700   Corn Products International, Inc.                                                        615,963
         13,200   Costco Wholesale Corporation                                                             583,176
         17,200   CVS Corporation                                                                          905,064
         10,800   General Mills, Inc.                                                                      530,820
          6,600   Gillette Company                                                                         333,168
          9,200   Hershey Foods Corporation                                                                556,232
         18,600   Kimberly-Clark Corporation                                                             1,222,578
         36,800   PepsiCo, Inc.                                                                          1,951,504
         39,900   Procter & Gamble Company                                                               2,114,700
         27,300   Walgreen Company                                                                       1,212,666
         49,900   Wal-Mart Stores, Inc.                                                                  2,500,489
------------------------------------------------------------------------------------------------------------------
                                                                                                        16,452,127
------------------------------------------------------------------------------------------------------------------
                  Energy--8.0%
         65,900   Chesapeake Energy Corporation                                                          1,445,846
         52,900   ChevronTexaco Corporation                                                              3,084,599
         22,000   Devon Energy Corporation                                                               1,050,500
          4,300   EnCana Corporation                                                                       302,806
         73,200   ExxonMobil Corporation                                                                 4,362,720
         51,200 * Grant Prideco, Inc.                                                                    1,236,992
         14,900   Schlumberger, Ltd.                                                                     1,050,152
         19,900 * Transocean, Inc.                                                                       1,024,054
          5,400   Valero Energy Corporation                                                                395,658
------------------------------------------------------------------------------------------------------------------
                                                                                                        13,953,327
------------------------------------------------------------------------------------------------------------------
                  Financials--17.8%
         16,900   ACE, Ltd.                                                                                697,463
         21,000   Allstate Corporation                                                                   1,135,260
         30,100   American Express Company                                                               1,546,237
         44,700   American International Group, Inc.                                                     2,476,827
         66,514   Bank of America Corporation                                                            2,933,267
         42,300   Bank of New York Company, Inc.                                                         1,228,815
            350 * Berkshire Hathaway, Inc. - Class "B"                                                     999,600
         15,800   Capital One Financial Corporation                                                      1,181,366
         13,500   Chubb Corporation                                                                      1,070,145
         86,900   Citigroup, Inc.                                                                        3,905,286
         19,600   Compass Bancshares, Inc.                                                                 889,840
         10,400   Fannie Mae                                                                               566,280
         14,500   Freddie Mac                                                                              916,400
         12,700   Goldman Sachs Group, Inc.                                                              1,396,873
         58,832   JPMorgan Chase & Company                                                               2,035,587
         14,500   Marsh & McLennan Companies, Inc.                                                         441,090
         18,700   Merrill Lynch & Company, Inc.                                                          1,058,420
         24,500   Morgan Stanley                                                                         1,402,625
         56,400   New York Community Bancorp, Inc.                                                       1,024,224
         61,800   UnumProvident Corporation                                                              1,051,836
         25,200   Washington Mutual, Inc.                                                                  995,400
         30,200   Wells Fargo & Company                                                                  1,805,960
          6,600   Willis Group Holdings, Ltd.                                                              243,342
------------------------------------------------------------------------------------------------------------------
                                                                                                        31,002,143
------------------------------------------------------------------------------------------------------------------
                  Health Care--13.9%
         33,500   Abbott Laboratories                                                                    1,561,770
         12,200   Aetna, Inc.                                                                              914,390
         37,200 * Amgen, Inc.                                                                            2,165,412
         36,900 * Boston Scientific Corporation                                                          1,080,801
         61,900   Bristol-Myers Squibb Company                                                           1,575,974
          5,200   Cooper Companies, Inc.                                                                   379,080
         13,500 * Coventry Health Care, Inc.                                                               919,890
          7,800   Guidant Corporation                                                                      576,420
         14,600 * Haemonetics Corporation                                                                  615,536
         56,600   Johnson & Johnson                                                                      3,801,256
         29,300   Medtronic, Inc.                                                                        1,492,835
         25,400   Merck & Company, Inc.                                                                    822,198
         35,200   Novartis AG                                                                            1,646,656
        138,940   Pfizer, Inc.                                                                           3,649,954
         13,200   Teva Pharmaceutical Industries, Ltd. (ADR)                                               409,200
         22,300 * Triad Hospitals, Inc.                                                                  1,117,230
         14,600   UnitedHealth Group, Inc.                                                               1,392,548
------------------------------------------------------------------------------------------------------------------
                                                                                                        24,121,150
------------------------------------------------------------------------------------------------------------------
                  Industrials--13.3%
         14,800   3M Company                                                                             1,268,212
         15,800   Boeing Company                                                                           923,668
         17,000   Caterpillar, Inc.                                                                      1,554,480
         46,400   Cendant Corporation                                                                      953,056
         15,800   Cintas Corporation                                                                       652,698
         13,600   Emerson Electric Company                                                                 883,048
        142,900   General Electric Company                                                               5,152,974
         19,700   Honeywell International, Inc.                                                            733,037
         13,900   ITT Industries, Inc.                                                                   1,254,336
         26,300   Joy Global, Inc.                                                                         922,078
         21,400   Lockheed Martin Corporation                                                            1,306,684
         26,300   Masco Corporation                                                                        911,821
         15,200   Northrop Grumman Corporation                                                             820,496
         49,800   Tyco International, Ltd.                                                               1,683,240
         13,200   Union Pacific Corporation                                                                920,040
         13,500   United Parcel Service, Inc. - Class "B"                                                  981,990
         21,800   United Technologies Corporation                                                        2,216,188
------------------------------------------------------------------------------------------------------------------
                                                                                                        23,138,046
------------------------------------------------------------------------------------------------------------------
                  Information Technology--16.4%
         30,300 * Amdocs, Ltd.                                                                             860,520
         15,800 * Apple Computer, Inc.                                                                     658,386
         52,600 * ASML Holding NV - NY Shares                                                              882,102
         89,200 * BEA Systems, Inc.                                                                        710,924
        109,400 * Cisco Systems, Inc.                                                                    1,957,166
         43,500 * Corning, Inc.                                                                            484,155
         20,200 * Cypress Semiconductor Corporation                                                        254,520
         42,400 * Dell, Inc.                                                                             1,629,008
        126,600 * EMC Corporation                                                                        1,559,712
         29,000   First Data Corporation                                                                 1,139,990
         19,900   Hewlett-Packard Company                                                                  436,606
        114,800   Intel Corporation                                                                      2,666,804
         26,100   International Business Machines Corporation                                            2,385,018
        263,800 * Lucent Technologies, Inc.                                                                725,450
         13,200 * Marvell Technology Group, Ltd.                                                           506,088
        180,600   Microsoft Corporation                                                                  4,365,102
         48,800   Motorola, Inc.                                                                           730,536
         39,500   National Semiconductor Corporation                                                       814,095
         59,000   Nokia Corporation - Class "A" (ADR)                                                      910,370
         14,500   QUALCOMM, Inc.                                                                           531,425
         33,000 * SanDisk Corporation                                                                      917,400
          4,900 * Sigmatel, Inc.                                                                           183,407
         40,900 * Sybase, Inc.                                                                             755,014
         39,300   Texas Instruments, Inc.                                                                1,001,757
         49,600 * Veritas Software Corporation                                                           1,151,712
         19,700 * Xerox Corporation                                                                        298,455
------------------------------------------------------------------------------------------------------------------
                                                                                                        28,515,722
------------------------------------------------------------------------------------------------------------------
                  Materials--2.8%
         21,000   Alcoa, Inc.                                                                              638,190
         18,300   Cemex SA de CV (ADR)                                                                     663,375
         26,300   Dow Chemical Company                                                                   1,311,055
         14,600   DuPont (E.I.) de Nemours & Company                                                       748,104
         23,800   International Paper Company                                                              875,602
          6,700   Newmont Mining Corporation                                                               283,075
          5,200   Peabody Energy Corporation                                                               241,072
          1,400   Phelps Dodge Corporation                                                                 142,422
------------------------------------------------------------------------------------------------------------------
                                                                                                         4,902,895
------------------------------------------------------------------------------------------------------------------
                  Telecommunication Services--2.4%
         42,700 * Nextel Communications, Inc. - Class "A"                                                1,213,534
         49,200   SBC Communications, Inc.                                                               1,165,548
         20,100   Sprint Corporation                                                                       457,275
         39,100   Verizon Communications, Inc.                                                           1,388,050
------------------------------------------------------------------------------------------------------------------
                                                                                                         4,224,407
------------------------------------------------------------------------------------------------------------------
                  Utilities--1.6%
         61,300   Duke Energy Corporation                                                                1,717,013
         36,600   ONEOK, Inc.                                                                            1,128,012
------------------------------------------------------------------------------------------------------------------
                                                                                                         2,845,025
------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $132,703,505)                                                       170,009,946
------------------------------------------------------------------------------------------------------------------
                  SHORT-TERM CORPORATE NOTE--2.9%
         $5,000M  New York Times Co., 2.74%, 4/4/05
                  (cost $4,998,858)                                                                      4,998,858
------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $137,702,363)                                            100.5%       175,008,804
Excess of Liabilities Over Other Assets                                                     (.5)          (854,026)
------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%    $  174,154,778
==================================================================================================================

 * Non-income producing

   Summary of Abbreviations:

        ADR      American Depositary Receipts

   At March 31, 2005, the cost of investments for federal income tax purposes was $141,371,591.
   Accumulated net unrealized appreciation on investments was $33,637,213, consisting of
   $36,649,389 gross unrealized appreciation and $3,012,176 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE CASH MANAGEMENT FUND
March 31, 2005

------------------------------------------------------------------------------------------------------------------
     Principal                                                                          Interest
        Amount    Security                                                                 Rate*           Value
------------------------------------------------------------------------------------------------------------------
                  CORPORATE NOTES--50.2%
           $250M  Abbott Laboratories, 4/28/05+                                              2.73%  $      249,488
            200M  ChevronTexaco Funding Corp., 4/26/05                                       2.74          199,619
            250M  Colgate-Palmolive Co., 4/5/05+                                             2.76          249,924
            250M  DuPont (E.I.) de Nemours & Co., 5/3/05                                     2.74          249,391
            250M  Florida Power & Light Co., 4/21/05                                         2.77          249,615
            250M  Hewlett Packard Co., 4/26/05+                                              2.62          249,541
            250M  International Business Machines Corp., 4/6/05                              2.70          249,906
            200M  National Rural Utilities Cooperative Finance Corp., 4/18/05                2.73          199,742
            200M  New York Times Co., 4/4/05                                                 2.74          199,954
            200M  Paccar Financial Corp., 4/29/05                                            2.77          199,569
            250M  PepsiCo, Inc., 4/18/05+                                                    2.73          249,678
            250M  Pfizer, Inc., 4/20/05+                                                     2.75          249,637
            270M  Prudential Funding Corp., 4/4/05                                           2.57          269,942
            250M  Toyota Motor Credit Corp., 4/5/05                                          2.63          249,927
            250M  Wal-Mart Stores, Inc., 5/3/05+                                             2.73          249,394
------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $3,565,327)                                                         3,565,327
------------------------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT AGENCY OBLIGATIONS--33.6%
                  Fannie Mae:
            200M       5/3/05                                                                1.36          200,000
            100M       5/23/05                                                               1.75          100,000
             50M       5/26/05                                                               2.73           49,909
            275M       8/5/05                                                                2.90          273,981
            400M  Farm Credit System Financial Assistance Corp., 6/10/05                     2.85          404,409
                  Federal Home Loan Bank:
            200M       5/27/05                                                               1.78          200,000
            200M       6/1/05                                                                2.18          200,000
            200M       7/19/05                                                               2.25          200,000
             50M       8/15/05                                                               2.90           50,728
            150M       11/4/05                                                               2.53          149,983
             20M       11/15/05                                                              3.15           20,406
            185M       11/15/05                                                              2.52          184,959
             50M       11/17/05                                                              3.30           49,627
            100M       3/13/06                                                               3.31           99,250
            200M  Freddie Mac, 12/8/05                                                       3.07          203,962
------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $2,387,214)                                      2,387,214
------------------------------------------------------------------------------------------------------------------
                  FLOATING RATE NOTES--8.5%
            300M  Federal Farm Credit Bank, 9/1/05                                           2.93          300,100
            300M  Federal Home Loan Bank, 10/5/05                                            2.45          299,896
------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $599,996)                                                         599,996
------------------------------------------------------------------------------------------------------------------
                  BANKERS' ACCEPTANCES--7.6%
            250M  Bank of America, NA, 5/16/05                                               2.79          249,128
            290M  JPMorgan Chase & Co., 5/4/05                                               2.63          289,298
------------------------------------------------------------------------------------------------------------------
Total Value of Bankers' Acceptances (cost $538,426)                                                        538,426
------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $7,090,963)+++                                            99.9%         7,090,963
Other Assets, Less Liabilities                                                               .1              5,400
------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%    $    7,096,363
==================================================================================================================

  * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at
    March 31, 2005.

  + Security exempt from registration under Section 4(2) of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2005, the Fund held six Section 4(2) securities with an aggregate value of $1,497,662 representing 21.1% of the Fund's net assets.

+++ Aggregate cost for federal income tax purposes is the same.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE DISCOVERY FUND
March 31, 2005

------------------------------------------------------------------------------------------------------------------
      Shares or
      Principal
         Amount   Security                                                                                   Value
------------------------------------------------------------------------------------------------------------------
                  COMMON STOCKS--93.4%
                  Consumer Discretionary--13.8%
         56,100   Arbitron, Inc.                                                                    $    2,406,690
         70,500   Catalina Marketing Corporation                                                         1,825,950
         81,300   Dillard's, Inc. - Class "A"                                                            2,186,970
         66,500   Foot Locker, Inc.                                                                      1,948,450
        102,600   Journal Communications, Inc.                                                           1,698,030
         31,300   Media General, Inc.- Class "A"                                                         1,935,905
         66,300 * Quicksilver, Inc.                                                                      1,924,689
         41,400   Sherwin-Williams Company                                                               1,821,186
         64,700 * Zale Corporation                                                                       1,922,884
------------------------------------------------------------------------------------------------------------------
                                                                                                        17,670,754
------------------------------------------------------------------------------------------------------------------
                  Consumer Staples--4.4%
         65,000   Flowers Foods, Inc.                                                                    1,833,650
         45,200   Lancaster Colony Corporation                                                           1,923,260
         63,612   Tootsie Roll Industries, Inc.                                                          1,908,360
------------------------------------------------------------------------------------------------------------------
                                                                                                         5,665,270
------------------------------------------------------------------------------------------------------------------
                  Energy--9.1%
         38,200   Ashland, Inc.                                                                          2,577,354
         90,900   Chesapeake Energy Corporation                                                          1,994,346
         23,500   Kerr-McGee Corporation                                                                 1,840,755
         30,900   Overseas Shipholding Group, Inc.                                                       1,943,919
         44,100 * Swift Energy Company                                                                   1,254,204
         57,600 * Tesoro Corporation                                                                     2,132,352
------------------------------------------------------------------------------------------------------------------
                                                                                                        11,742,930
------------------------------------------------------------------------------------------------------------------
                  Financials--5.5%
         68,500   Commerce Bancorp, Inc.                                                                 2,224,195
         29,200   HCC Insurance Holdings, Inc.                                                           1,055,872
         98,500   MoneyGram International, Inc.                                                          1,860,665
         37,100   U.S.B. Holding Company, Inc.                                                             823,249
         24,500   Westcorp, Inc.                                                                         1,035,125
------------------------------------------------------------------------------------------------------------------
                                                                                                         6,999,106
------------------------------------------------------------------------------------------------------------------
                  Health Care--12.0%
         79,900 * AmSurg Corporation                                                                     2,021,470
        246,500 * BioScrip, Inc.                                                                         1,486,395
         57,800 * Humana, Inc.                                                                           1,846,132
         58,000 * LabOne, Inc.                                                                           1,999,840
         47,000 * Lincare Holdings, Inc.                                                                 2,078,810
         57,800 * Magellan Health Services, Inc.                                                         1,968,090
         60,100   Matthews International Corporation - Class "A"                                         1,968,876
         87,200   West Pharmaceutical Services, Inc.                                                     2,084,080
------------------------------------------------------------------------------------------------------------------
                                                                                                        15,453,693
------------------------------------------------------------------------------------------------------------------
                  Industrials--18.6%
         67,500   Angelica Corporation                                                                   1,890,000
         18,000   Curtiss-Wright Corporation                                                             1,026,000
         82,800 * Dycom Industries, Inc.                                                                 1,903,572
         44,800   HNI Corporation                                                                        2,013,760
         36,200 * Jacobs Engineering Group, Inc.                                                         1,879,504
        100,300 * Kansas City Southern                                                                   1,931,778
         48,800 * NCI Building Systems, Inc.                                                             1,883,680
         26,200   Oshkosh Truck Corporation                                                              2,148,138
         68,400   United Industrial Corporation                                                          2,026,008
        100,800   Wabtec Corporation                                                                     2,065,392
         39,600 * Washington Group International, Inc.                                                   1,781,604
         70,100   Watson Wyatt & Company Holdings                                                        1,906,720
         19,100   Woodward Governor Company                                                              1,369,470
------------------------------------------------------------------------------------------------------------------
                                                                                                        23,825,626
------------------------------------------------------------------------------------------------------------------
                  Information Technology--17.6%
        108,000 * Avnet, Inc.                                                                            1,989,360
         60,700 * Cabot Microelectronics Corporation                                                     1,904,766
        129,900 * Convergys Corporation                                                                  1,939,407
         90,400 * eFunds Corporation                                                                     2,017,728
         56,000   Imation Corporation                                                                    1,946,000
         69,700 * Intergraph Corporation                                                                 2,008,057
         44,100 * International Rectifier Corporation                                                    2,006,550
        146,200 * MEMC Electronic Materials, Inc.                                                        1,966,390
         81,400 * Overland Storage, Inc.                                                                 1,194,952
         50,400 * Rogers Corporation                                                                     2,016,000
        219,400 * Tyler Technologies, Inc.                                                               1,669,634
         52,300 * Varian Semiconductor Equipment Associates, Inc.                                        1,987,923
------------------------------------------------------------------------------------------------------------------
                                                                                                        22,646,767
------------------------------------------------------------------------------------------------------------------
                  Materials--1.5%
         82,700 * Pactiv Corporation                                                                     1,931,045
------------------------------------------------------------------------------------------------------------------
                  Telecommunication Services--5.0%
         59,200   CenturyTel, Inc.                                                                       1,944,128
        188,000 * Premiere Global Services, Inc.                                                         2,128,160
         28,700   Telephone & Data Systems, Inc.                                                         2,341,920
------------------------------------------------------------------------------------------------------------------
                                                                                                         6,414,208
------------------------------------------------------------------------------------------------------------------
                  Utilities--5.9%
         68,700   Atmos Energy Corporation                                                               1,854,900
        148,200 * CMS Energy Corporation                                                                 1,932,528
        104,800   Duquesne Light Holdings, Inc.                                                          1,878,016
         89,900   Pepco Holdings, Inc.                                                                   1,887,001
------------------------------------------------------------------------------------------------------------------
                                                                                                         7,552,445
------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $112,448,707)                                                       119,901,844
------------------------------------------------------------------------------------------------------------------
                  SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--6.6%
                  Federal Home Loan Bank:
    $     3,000M      2.42%, 4/4/05                                                                      2,999,395
          3,000M      2.58%, 4/5/05                                                                      2,999,140
          2,500M      2.6%, 4/6/05                                                                       2,499,097
------------------------------------------------------------------------------------------------------------------
Total Value of Short-term U.S. Government Agency Obligations (cost $8,497,632)                           8,497,632
------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $120,946,339)                                            100.0%       128,399,476
Other Assets, Less Liabilities                                                               .0              9,015
------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%    $  128,408,491
==================================================================================================================

 * Non-income producing

   At March 31, 2005, the cost of investments for federal income tax purposes was $121,067,540.
   Accumulated net unrealized appreciation on investments was $7,331,936, consisting of
   $9,873,798 gross unrealized appreciation and $2,541,862 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE FOCUSED EQUITY FUND
March 31, 2005

------------------------------------------------------------------------------------------------------------------
      Shares or
      Principal
         Amount   Security                                                                                   Value
------------------------------------------------------------------------------------------------------------------
                  COMMON STOCKS--98.6%
                  Consumer Discretionary--9.3%
          4,300 * Comcast Corporation - Class "A"                                                   $      143,620
          4,200   Lowe's Companies, Inc.                                                                   239,778
         25,300 * Time Warner, Inc.                                                                        444,015
          4,700   Viacom, Inc. - Class "B"                                                                 163,701
------------------------------------------------------------------------------------------------------------------
                                                                                                           991,114
------------------------------------------------------------------------------------------------------------------
                  Consumer Staples--9.5%
          3,800   Altria Group, Inc.                                                                       248,482
          3,000   General Mills, Inc.                                                                      147,450
          5,300   PepsiCo, Inc.                                                                            281,059
          6,200   Procter & Gamble Company                                                                 328,600
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,005,591
------------------------------------------------------------------------------------------------------------------
                  Energy--10.4%
          4,800   ConocoPhillips                                                                           517,632
          4,000   GlobalSantaFe Corporation                                                                148,160
          1,600   Noble Energy, Inc.                                                                       108,832
          4,700   Schlumberger, Ltd.                                                                       331,256
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,105,880
------------------------------------------------------------------------------------------------------------------
                  Financials--16.0%
          2,400   American International Group, Inc.                                                       132,984
          9,400   Bank of America Corporation                                                              414,540
          9,200   Citigroup, Inc.                                                                          413,448
            800   Golden West Financial Corporation                                                         48,400
          5,000   Merrill Lynch & Company, Inc.                                                            283,000
          2,600   Principal Financial Group, Inc.                                                          100,074
          5,694   St. Paul Travelers Companies, Inc.                                                       209,141
          2,300   State Street Corporation                                                                 100,556
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,702,143
------------------------------------------------------------------------------------------------------------------
                  Health Care--15.7%
          6,200   Abbott Laboratories                                                                      289,044
          5,400   Baxter International, Inc.                                                               183,492
          2,900   Eli Lilly & Company                                                                      151,090
          2,100 * Genzyme Corporation                                                                      120,204
          2,300   HCA, Inc.                                                                                123,211
          5,000   Medtronic, Inc.                                                                          254,750
          7,000   Pfizer, Inc.                                                                             183,890
          8,600   Schering-Plough Corporation                                                              156,090
          5,000   Wyeth                                                                                    210,900
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,672,671
------------------------------------------------------------------------------------------------------------------
                  Industrials--15.0%
          3,200   Boeing Company                                                                           187,072
          1,000   Caterpillar, Inc.                                                                         91,440
          2,100   CSX Corporation                                                                           87,465
          1,500   General Dynamics Corporation                                                             160,575
         11,400   General Electric Company                                                                 411,084
          1,900   Ingersoll-Rand Company - Class "A"                                                       151,335
          8,100   Tyco International, Ltd.                                                                 273,780
          2,300   United Technologies Corporation                                                          233,818
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,596,569
------------------------------------------------------------------------------------------------------------------
                  Information Technology--16.3%
          6,400   Analog Devices, Inc.                                                                     231,296
         10,100 * Cisco Systems, Inc.                                                                      180,689
          3,600   Computer Associates International, Inc.                                                   97,560
          5,600 * Dell, Inc.                                                                               215,152
          1,100 * Electronic Arts, Inc.                                                                     56,958
          4,800   First Data Corporation                                                                   188,688
         20,100   Microsoft Corporation                                                                    485,817
          4,500   Texas Instruments, Inc.                                                                  114,705
          4,900 * Yahoo!, Inc.                                                                             166,110
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,736,975
------------------------------------------------------------------------------------------------------------------
                  Materials--4.4%
          2,600   Air Products & Chemicals, Inc.                                                           164,554
          5,900   Du Pont (E.I.) de Nemours & Company                                                      302,316
------------------------------------------------------------------------------------------------------------------
                                                                                                           466,870
------------------------------------------------------------------------------------------------------------------
                  Telecommunication Services--2.0%
          7,300 * Nextel Communications, Inc. - Class "A"                                                  207,466
------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $9,691,165)                                                          10,485,279
------------------------------------------------------------------------------------------------------------------
                  REPURCHASE AGREEMENT--1.3%
    $       140M  UBS Securities, 2.66%, dated 3/31/05, to be
                     repurchased at $140,010 on 4/1/05
                     (collateralized by U.S. Treasury Bonds,
                     6.125%, 8/15/29, valued at $144,773)
                     (cost $140,000)                                                                       140,000
------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $9,831,165)                                               99.9%        10,625,279
Other Assets, Less Liabilities                                                               .1             10,382
------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%    $   10,635,661
==================================================================================================================

 * Non-income producing

   At March 31, 2005, the cost of investments for federal income tax purposes was $9,870,623.
   Accumulated net unrealized appreciation on investments was $754,656, consisting of
   $1,147,105 gross unrealized appreciation and $392,449 gross unrealized depreciation.



Portfolio of Investments (unaduited)
FIRST INVESTORS LIFE GOVERNMENT FUND
March 31, 2005

------------------------------------------------------------------------------------------------------------------
     Principal
        Amount    Security                                                                                  Value
------------------------------------------------------------------------------------------------------------------
                  MORTGAGE-BACKED CERTIFICATES--78.6%
                  Fannie Mae--14.4%
    $     1,164M  5.5%, 6/1/2033 - 7/1/2034                                                         $    1,168,050
            224M  6%, 8/1/2033                                                                             228,919
            173M  7%, 5/1/2031                                                                             184,462
            779M  9%, 6/1/2015 - 11/1/2026                                                                 856,972
            506M  11%, 10/1/2015                                                                           568,735
------------------------------------------------------------------------------------------------------------------
                                                                                                         3,007,138
------------------------------------------------------------------------------------------------------------------
                  Freddie Mac--10.6%
          1,382M  6%, 8/1/2032 - 9/1/2034                                                                1,415,747
            478M  6.5%, 7/1/2032 - 12/1/2032                                                               497,275
            286M  8.5%, 7/1/2016 - 9/1/2024                                                                314,138
------------------------------------------------------------------------------------------------------------------
                                                                                                         2,227,160
------------------------------------------------------------------------------------------------------------------
                  Government National Mortgage Association I Program--53.6%
            999M  5%, 5/15/2034 - 3/15/2035                                                                987,252
          3,341M  5.5%, 2/15/2033 - 9/15/2034                                                            3,379,644
          2,199M  6%, 11/15/2032 - 9/15/2034                                                             2,267,954
          1,655M  6.5%, 6/15/2031 - 8/15/2034                                                            1,735,512
          2,182M  7%, 1/15/2030 - 10/15/2032                                                             2,325,927
            486M  10%, 5/15/2019 - 8/15/2019                                                               559,592
------------------------------------------------------------------------------------------------------------------
                                                                                                        11,255,881
------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $16,498,873)                                          16,490,179
------------------------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT AGENCY OBLIGATIONS--9.4%
          1,000M  Federal Farm Credit Bank, 4.55%, 8/1/2011                                                982,893
          1,000M  Federal Home Loan Bank, 5%, 3/15/2012                                                    998,269
------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $1,990,288)                                      1,981,162
------------------------------------------------------------------------------------------------------------------
                  SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--6.8%
                  U.S. Treasury Bills:
            125M    2.47%, 4/7/05                                                                          124,949
            700M    2.59%, 4/14/05                                                                         699,345
            600M    2.65%, 4/21/05                                                                         599,116
------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Obligations (cost $1,423,410)                                  1,423,410
------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $19,912,571)                                              94.8%        19,894,751
Other Assets, Less Liabilities                                                              5.2          1,096,597
------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%    $   20,991,348
==================================================================================================================

   At March 31, 2005, the cost of investments for federal income tax purposes was $19,912,571.
   Accumulated net unrealized depreciation on investments was $17,820, consisting of
   $122,028 gross unrealized appreciation and $139,848 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE GROWTH FUND
March 31, 2005

------------------------------------------------------------------------------------------------------------------
      Shares or
      Principal
         Amount   Security                                                                                   Value
------------------------------------------------------------------------------------------------------------------
                  COMMON STOCKS--97.2%
                  Consumer Discretionary--14.5%
         20,800 * Cablevision Systems Corporation - Class "A"                                       $      583,440
         28,600   CBRL Group, Inc.                                                                       1,181,180
         27,200 * Chico's FAS, Inc.                                                                        768,672
         14,500   Christopher & Banks Corporation                                                          255,200
         81,500 * Citadel Broadcasting Corporation                                                       1,118,995
         26,400 * Columbia Sportswear Company                                                            1,405,272
         45,200 * Comcast Corporation - Class "A"                                                        1,509,680
         57,566   D.R. Horton, Inc.                                                                      1,683,230
         35,400 * Dollar Tree Stores, Inc.                                                               1,017,042
         38,100   Gap, Inc.                                                                                832,104
         12,200   Garmin, Ltd.                                                                             565,104
         13,500   Harrah's Entertainment, Inc.                                                             871,830
         38,100 * Lamar Advertising Company - Class "A"                                                  1,535,049
         20,000   Liz Claiborne, Inc.                                                                      802,600
         52,300   Lowe's Companies, Inc.                                                                 2,985,807
         81,800   Michaels Stores, Inc.                                                                  2,969,340
         22,700 * O'Reilly Automotive, Inc.                                                              1,124,331
         60,450 * Pacific Sunwear of California, Inc.                                                    1,691,391
         39,900 * PETCO Animal Supplies, Inc.                                                            1,468,719
         34,500   Staples, Inc.                                                                          1,084,335
        306,800 * Time Warner, Inc.                                                                      5,384,340
         53,800   Viacom, Inc. - Class "B"                                                               1,873,854
         36,900 * Yankee Candle Company, Inc.                                                            1,169,730
------------------------------------------------------------------------------------------------------------------
                                                                                                        33,881,245
------------------------------------------------------------------------------------------------------------------
                  Consumer Staples--6.7%
         47,000   Altria Group, Inc.                                                                     3,073,330
         26,100   General Mills, Inc.                                                                    1,282,815
         27,400   Gillette Company                                                                       1,383,152
         29,100   Kellogg Company                                                                        1,259,157
         56,800   PepsiCo, Inc.                                                                          3,012,104
         52,700   Procter & Gamble Company                                                               2,793,100
        212,100 * Rite Aid Corporation                                                                     839,916
         55,100 * Safeway, Inc.                                                                          1,021,003
         18,400   Wal-Mart Stores, Inc.                                                                    922,024
------------------------------------------------------------------------------------------------------------------
                                                                                                        15,586,601
------------------------------------------------------------------------------------------------------------------
                  Energy--9.7%
         96,400   Chesapeake Energy Corporation                                                          2,115,016
         36,700   ConocoPhillips                                                                         3,957,728
         20,800   ENSCO International, Inc.                                                                783,328
         85,600   ExxonMobil Corporation                                                                 5,101,760
         65,400   GlobalSantaFe Corporation                                                              2,422,416
         41,100   Noble Energy, Inc.                                                                     2,795,622
         22,900   Petro-Canada                                                                           1,324,994
         37,700   Schlumberger, Ltd.                                                                     2,657,096
         42,933   XTO Energy, Inc.                                                                       1,409,920
------------------------------------------------------------------------------------------------------------------
                                                                                                        22,567,880
------------------------------------------------------------------------------------------------------------------
                  Financials--14.8%
         14,600   Ambac Financial Group, Inc.                                                            1,091,350
         17,500   American Express Company                                                                 898,975
         29,774   American International Group, Inc.                                                     1,649,777
         48,500   Arthur J. Gallagher & Company                                                          1,396,800
        123,800   Bank of America Corporation                                                            5,459,580
        117,852   Citigroup, Inc.                                                                        5,296,269
        139,200 * E*TRADE Financial Corporation                                                          1,670,400
         29,800   Federated Investors, Inc. - Class "B"                                                    843,638
         21,800   Franklin Resources, Inc.                                                               1,496,570
         14,600   Freddie Mac                                                                              922,720
         27,700   Golden West Financial Corporation                                                      1,675,850
         60,700   Merrill Lynch & Company, Inc.                                                          3,435,620
         38,900   Northern Trust Corporation                                                             1,689,816
         27,400   Principal Financial Group, Inc.                                                        1,054,626
         62,800   Sovereign Bancorp, Inc.                                                                1,391,648
         64,196   St. Paul Travelers Companies, Inc.                                                     2,357,919
         15,200   State Street Corporation                                                                 664,544
         21,400   Zions Bancorporation                                                                   1,477,028
------------------------------------------------------------------------------------------------------------------
                                                                                                        34,473,130
------------------------------------------------------------------------------------------------------------------
                  Health Care--14.7%
         76,300   Abbott Laboratories                                                                    3,557,106
         46,900   Baxter International, Inc.                                                             1,593,662
         69,600 * Biovail Corporation                                                                    1,049,568
         11,900   Cooper Companies, Inc.                                                                   867,510
         26,600 * Coventry Health Care, Inc.                                                             1,812,524
         42,000 * Dendrite International, Inc.                                                             589,680
         24,400   Diagnostic Products Corporation                                                        1,178,520
         17,000 * Edwards Lifesciences Corporation                                                         734,740
         36,600   Eli Lilly & Company                                                                    1,906,860
         28,000 * Fisher Scientific International, Inc.                                                  1,593,760
         30,900 * Genzyme Corporation                                                                    1,768,716
         40,500   HCA, Inc.                                                                              2,169,585
         79,200 * Health Net, Inc.                                                                       2,590,632
         61,900   Medtronic, Inc.                                                                        3,153,805
         87,775   Pfizer, Inc.                                                                           2,305,849
        169,000   Schering-Plough Corporation                                                            3,067,350
         22,300 * Triad Hospitals, Inc.                                                                  1,117,230
         13,500 * Waters Corporation                                                                       483,165
         63,700   Wyeth                                                                                  2,686,866
------------------------------------------------------------------------------------------------------------------
                                                                                                        34,227,128
------------------------------------------------------------------------------------------------------------------
                  Industrials--13.7%
         31,200 * Career Education Corporation                                                           1,068,912
         12,500   Caterpillar, Inc.                                                                      1,143,000
         32,200   CSX Corporation                                                                        1,341,130
         20,800   Engineered Support Systems, Inc.                                                       1,113,216
         53,561 * European Aeronautic Defense and Space Company                                          1,605,215
         18,500   Fastenal Company                                                                       1,023,235
          4,200   FedEx Corporation                                                                        394,590
         13,700   General Dynamics Corporation                                                           1,466,585
        139,400   General Electric Company                                                               5,026,764
         36,200   Ingersoll-Rand Company - Class "A"                                                     2,883,330
         22,400 * ITT Educational Services, Inc.                                                         1,086,400
         12,300   Oshkosh Truck Corporation                                                              1,008,477
         12,600   Parker Hannifin Corporation                                                              767,592
         29,200   Precision Castparts Corporation                                                        2,248,692
         24,800   Rockwell Collins, Inc.                                                                 1,180,232
         99,900   Tyco International, Ltd.                                                               3,376,620
         28,100   United Technologies Corporation                                                        2,856,646
         36,100 * Waste Connections, Inc.                                                                1,254,475
         17,400 * Yellow Roadway Corporation                                                             1,018,596
------------------------------------------------------------------------------------------------------------------
                                                                                                        31,863,707
------------------------------------------------------------------------------------------------------------------
                  Information Technology--15.6%
          3,800 * Affiliated Computer Services, Inc. - Class "A"                                           202,312
         31,000 * Ask Jeeves, Inc.                                                                         870,480
         28,900 * Benchmark Electronics, Inc.                                                              919,887
         21,000 * Cabot Microelectronics Corporation                                                       658,980
         18,500   CDW Corporation                                                                        1,048,580
        121,600 * Cisco Systems, Inc.                                                                    2,175,424
         44,106   Computer Associates International, Inc.                                                1,195,273
         75,000 * Dell, Inc.                                                                             2,881,500
         12,300 * DST Systems, Inc.                                                                        568,014
         31,200 * Electronic Arts, Inc.                                                                  1,615,536
         59,000   First Data Corporation                                                                 2,319,290
         44,100 * Fiserv, Inc.                                                                           1,755,180
         79,200   Intel Corporation                                                                      1,839,816
         14,900 * International Rectifier Corporation                                                      677,950
         30,200 * Lam Research Corporation                                                                 871,572
         20,200   Maxim Integrated Products, Inc.                                                          825,574
        248,300   Microsoft Corporation                                                                  6,001,411
         43,500   Motorola, Inc.                                                                           651,195
         16,700 * Perot Systems Corporation - Class "A"                                                    224,448
         86,600 * Polycom, Inc.                                                                          1,467,870
         30,600 * SanDisk Corporation                                                                      850,680
         69,700   Symbol Technologies, Inc.                                                              1,009,953
         26,000   Tektronix, Inc.                                                                          637,780
         77,100   Texas Instruments, Inc.                                                                1,965,279
         35,700 * Varian Semiconductor Equipment Associates, Inc.                                        1,356,957
         55,800 * Yahoo!, Inc.                                                                           1,891,620
------------------------------------------------------------------------------------------------------------------
                                                                                                        36,482,561
------------------------------------------------------------------------------------------------------------------
                  Materials--4.7%
         57,100   Air Products & Chemicals, Inc.                                                         3,613,859
         73,900   Alcoa, Inc.                                                                            2,245,821
         64,400   Du Pont (E.I.) de Nemours & Company                                                    3,299,856
         35,500   Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                       1,406,155
         20,400 * Pactiv Corporation                                                                       476,340
------------------------------------------------------------------------------------------------------------------
                                                                                                        11,042,031
------------------------------------------------------------------------------------------------------------------
                  Other--1.1%
         46,100   Market 2000+ HOLDRs Trust                                                              2,477,414
------------------------------------------------------------------------------------------------------------------
                  Telecommunication Services--1.1%
            922 * mm02 PLC (ADR) **                                                                         20,776
         90,100 * Nextel Communications, Inc. - Class "A"                                                2,560,642
------------------------------------------------------------------------------------------------------------------
                                                                                                         2,581,418
------------------------------------------------------------------------------------------------------------------
                  Utilities--.6%
         39,100   PG&E Corporation                                                                       1,333,310
------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $184,092,288)                                                       226,516,425
------------------------------------------------------------------------------------------------------------------
                  REPURCHASE AGREEMENT--2.7%
         $6,216M  UBS Securities, 2.66%, dated 3/31/05, to be
                     repurchased at $6,216,459 on 4/1/05
                     (collateralized by U.S. Treasury Bonds,
                     5.5%, 8/15/28, valued at $6,422,512)
                     (cost $6,216,000)                                                                   6,216,000
------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $190,308,288)                                              99.9%      232,732,425
Other Assets, Less Liabilities                                                                .1           365,974
------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                 100.0%   $  233,098,399
==================================================================================================================

 * Non-income producing

   Summary of Abbreviations:

        ADR      American Depositary Receipts

** Securities fair valued as determined in good faith pursuant to procedures adopted by the Board.  At March 31, 2005, the Fund held one security with a value of $20,776 representing .0% of the Fund's net assets.

   At March 31, 2005, the cost of investments for federal income tax purposes was $190,982,459.
   Accumulated net unrealized appreciation on investments was $41,749,966, consisting of
   $45,537,911 gross unrealized appreciation and $3,787,945 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE HIGH YIELD FUND
March 31, 2005

------------------------------------------------------------------------------------------------------------------
      Principal
         Amount
      or Shares   Security                                                                                   Value
------------------------------------------------------------------------------------------------------------------
                  CORPORATE BONDS--90.6%
                  Aerospace/Defense--3.6%
    $       400M  Alliant Techsystems, Inc., 8.5%, 2011                                             $      426,000
                  DRS Technologies, Inc.:
            100M      6.875%, 2013                                                                         100,500
            500M      6.875%, 2013 +                                                                       502,500
            400M  DynCorp International, 9.5%, 2013 +                                                      390,500
            190M  GenCorp, Inc., 9.5%, 2013                                                                212,800
                  L-3 Communications Corp.:
            400M      7.625%, 2012                                                                         427,000
            400M      6.125%, 2014                                                                         396,000
------------------------------------------------------------------------------------------------------------------
                                                                                                         2,455,300
------------------------------------------------------------------------------------------------------------------
                  Automotive--9.8%
            200M  Accuride Corp., 8.5%, 2015 +                                                             197,000
                  Asbury Automotive Group, Inc.:
            175M      9%, 2012                                                                             179,375
            600M      8%, 2014                                                                             585,000
                  Collins & Aikman Products Co.:
            500M      10.75%, 2011                                                                         413,750
            500M      12.875%, 2012 +                                                                      227,500
            750M  Cooper Standard Automotive, Inc., 8.375%, 2014 +                                         613,125
            250M  Cummins, Inc., 9.5%, 2010                                                                276,875
            375M  Dana Corp., 9%, 2011                                                                     412,683
                  Delco Remy International, Inc.:
            500M      11%, 2009                                                                            462,500
            250M      9.375%, 2012                                                                         211,250
                  Navistar International Corp.:
            250M      7.5%, 2011                                                                           253,125
            350M      6.25%, 2012 +                                                                        334,250
          1,000M  Special Devices, Inc., 11.375%, 2008                                                     960,000
            750M  Tenneco Automotive, Inc., 8.625%, 2014 +                                                 733,125
            448M  TRW Automotive, Inc., 9.375%, 2013                                                       483,840
            400M  United Components, Inc., 9.375%, 2013                                                    401,000
------------------------------------------------------------------------------------------------------------------
                                                                                                         6,744,398
------------------------------------------------------------------------------------------------------------------
                  Chemicals--12.1%
            225M  BCP Caylux Holding Lux SCA, 9.625%, 2014 +                                               257,625
            350M  Equistar Chemicals LP, 10.625%, 2011                                                     394,625
             50M  Ethyl Corp., 8.875%, 2010                                                                 53,750
            500M  FMC Corp., 10.25%, 2009                                                                  560,000
            200M  Huntsman International LLC, 7.375%, 2015 +                                               200,000
                  Huntsman, LLC:
            183M      11.625%, 2010                                                                        215,025
            319M      11.5%, 2012 +                                                                        374,825
            900M  IMC Global, Inc., 10.875%, 2013                                                        1,080,000
            700M  Innophos, Inc., 8.875%, 2014 +                                                           738,500
                  Lyondell Chemical Co.:
            650M      9.625%, 2007                                                                         700,375
            350M      9.5%, 2008                                                                           376,250
                  Millennium America, Inc.:
            150M      7%, 2006                                                                             153,000
            425M      9.25%, 2008                                                                          457,937
            100M  Omnova Solutions, Inc., 11.25%, 2010                                                     105,000
                  Resolution Performance Products, LLC:
            100M      8%, 2009                                                                             105,500
          1,675M      13.5%, 2010                                                                        1,817,375
            250M  Southern States Cooperative, Inc., 10.5%, 2010 +                                         260,625
            337M  Terra Capital, Inc., 11.5%, 2010                                                         389,235
             64M  Westlake Chemical Corp., 8.75%, 2011                                                      70,320
------------------------------------------------------------------------------------------------------------------
                                                                                                         8,309,967
------------------------------------------------------------------------------------------------------------------
                  Consumer Non-Durables--4.5%
            200M  Broder Brothers Co., 11.25%, 2010 +                                                      220,000
            500M  GFSI, Inc., 9.625%, 2007                                                                 482,500
                  Levi Strauss & Co.:
            400M      11.625%, 2008                                                                        426,000
            500M      7.73%, 2012 + ***                                                                    493,750
            400M      9.75%, 2015 +                                                                        395,000
            800M  Playtex Products, Inc., 9.375%, 2011                                                     836,000
            250M  Remington Arms Co., 10.5%, 2011                                                          247,500
---------------------------------------------------------------------------------------------------------------------
                                                                                                         3,100,750
---------------------------------------------------------------------------------------------------------------------
                  Energy--8.3%
            700M  Bluewater Finance, Ltd., 10.25%, 2012                                                    763,000
                  Chesapeake Energy Corp.:
            500M      9%, 2012                                                                             554,375
            200M      7.5%, 2014                                                                           212,500
            658M  Compagnie Generale de Geophysique, 10.625%, 2007                                         695,835
            250M  Delta Petroleum Corp., 7%, 2015 +                                                        242,500
            300M  Dresser, Inc., 9.375%, 2011                                                              319,500
          1,000M  El Paso Production Holding Co., 7.75%, 2013                                            1,017,500
            200M  Energy Partners, Ltd., 8.75%, 2010                                                       215,000
            743M  Giant Industries, Inc., 11%, 2012                                                        850,735
                  Tesoro Petroleum Corp.:
            100M      8%, 2008                                                                             105,000
            700M      9.625%, 2008                                                                         754,250
------------------------------------------------------------------------------------------------------------------
                                                                                                         5,730,195
------------------------------------------------------------------------------------------------------------------
                  Financial Services--3.0%
          1,500M  Dow Jones CDX High Yield, Trust 3, Series 1, 7.75%, 2009 +                             1,466,250
            600M  Dow Jones CDX High Yield, Trust 3, Series 4, 10.5%, 2009 +                               572,250
------------------------------------------------------------------------------------------------------------------
                                                                                                         2,038,500
------------------------------------------------------------------------------------------------------------------
                  Food/Beverage/Tobacco--3.2%
                  Land O'Lakes, Inc.:
            200M      9%, 2010                                                                             217,000
            550M      8.75%, 2011                                                                          551,375
          1,000M  Merisant Co., 9.75%, 2013 +                                                              865,000
            200M  Pierre Foods, Inc., 9.875%, 2012                                                         210,500
            350M  Pilgrim's Pride Corp., 9.625%, 2011                                                      381,500
------------------------------------------------------------------------------------------------------------------
                                                                                                         2,225,375
------------------------------------------------------------------------------------------------------------------
                  Food/Drug--.7%
                  Great Atlantic & Pacific Tea Company, Inc.:
            300M      7.75%, 2007                                                                          303,000
            200M      9.125%, 2011                                                                         197,500
------------------------------------------------------------------------------------------------------------------
                                                                                                           500,500
------------------------------------------------------------------------------------------------------------------
                  Forest Products/Containers--2.6%
            500M  AEP Industries, Inc., 9.875%, 2007                                                       508,229
            100M  Portola Packaging, Inc., 8.25%, 2012                                                      75,500
            500M  Stone Container Corp., 9.75%, 2011                                                       537,500
                  Tekni-Plex, Inc.:
            400M      12.75%, 2010                                                                         336,000
            370M      8.75%, 2013 +                                                                        352,425
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,809,654
------------------------------------------------------------------------------------------------------------------
                  Gaming/Leisure--2.9%
            500M  Circus & Eldorado/Silver Legacy, 10.125%, 2012                                           538,750
            200M  Isle of Capri Casinos, Inc., 7%, 2014                                                    199,000
                  Park Place Entertainment Corp.:
            700M      9.375%, 2007                                                                         746,375
            500M      7%, 2013                                                                             538,750
------------------------------------------------------------------------------------------------------------------
                                                                                                         2,022,875
------------------------------------------------------------------------------------------------------------------
                  Health Care--5.7%
             50M  Alliance Imaging, Inc., 7.25%, 2012 +                                                     47,500
            500M  Encore Medical IHC, Inc., 9.75%, 2012 +                                                  490,000
             50M  Fisher Scientific International, Inc., 8.125%, 2012                                       54,500
            600M  Genesis Health Ventures, Inc., 9.75%, 2005 ++ **                                             375
            485M  HCA, Inc., 5.25%, 2008                                                                   486,916
            350M  Insight Health Services Corp., 9.875%, 2011                                              344,750
            350M  MedQuest, Inc., 11.875%, 2012                                                            344,750
            400M  PerkinElmer, Inc., 8.875%, 2013                                                          450,000
            200M  Quintiles Transnational Corp., 10%, 2013                                                 226,000
            250M  Sybron Dental Specialties, Inc., 8.125%, 2012                                            269,375
                  Tenet Healthcare Corp.:
          1,050M      6.375%, 2011                                                                         973,875
            250M      9.25%, 2015 +                                                                        250,625
------------------------------------------------------------------------------------------------------------------
                                                                                                         3,938,666
------------------------------------------------------------------------------------------------------------------
                  Housing--2.0%
            200M  Builders FirstSource, Inc., 7.024%, 2012 + ***                                           198,000
            350M  Integrated Electrical Services, Inc., 9.375%, 2009                                       337,750
            100M  NTK Holdings, Inc., 0%-10.75%, 2014 + #                                                   53,750
            500M  Ply Gem Industries, Inc., 9%, 2012                                                       475,000
            300M  William Lyon Homes, Inc., 10.75%, 2013                                                   331,500
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,396,000
------------------------------------------------------------------------------------------------------------------
                  Information Technology--1.5%
            350M  Exodus Communications, Inc., 10.75%, 2009 ++ **                                              219
          1,000M  Iron Mountain, Inc., 8.25%, 2011                                                       1,010,400
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,010,619
------------------------------------------------------------------------------------------------------------------
                  Investment/Finance Companies--1.4%
            173M  Finova Group, Inc., 7.5%, 2009                                                            75,797
            350M  General Motors Acceptance Corp., 4.5%, 2006                                              341,522
            500M  LaBranche & Co., Inc., 11%, 2012                                                         532,500
------------------------------------------------------------------------------------------------------------------
                                                                                                           949,819
------------------------------------------------------------------------------------------------------------------
                  Manufacturing--3.1%
          1,040M  Columbus McKinnon Corp., 8.5%, 2008                                                    1,045,200
            200M  Eagle-Picher Industries, Inc., 9.75%, 2013                                               129,000
          1,000M  Wolverine Tube, Inc., 7.375%, 2008 +                                                     970,000
------------------------------------------------------------------------------------------------------------------
                                                                                                         2,144,200
------------------------------------------------------------------------------------------------------------------
                  Media-Broadcasting--3.9%
          1,000M  Block Communications, Inc., 9.25%, 2009                                                1,070,000
                  Nexstar Finance, Inc.:
            350M      12%, 2008                                                                            371,000
             50M      7%, 2014                                                                              47,500
            350M  Sinclair Broadcasting Group, Inc., 8.75%, 2011                                           369,250
                  Young Broadcasting, Inc.:
            340M      10%, 2011                                                                            349,350
            500M      8.75%, 2014                                                                          476,250
------------------------------------------------------------------------------------------------------------------
                                                                                                         2,683,350
------------------------------------------------------------------------------------------------------------------
                  Media-Cable TV--8.0%
            900M  Adelphia Communications Corp., 10.25%, 2011 ++                                           834,750
            715M  Atlantic Broadband Finance, LLC, 9.375%, 2014 +                                          689,975
          1,000M  Cablevision Systems Corp., 8%, 2012 +                                                  1,032,500
                  Charter Communications Holdings, LLC:
          1,500M      10%, 2009                                                                          1,222,500
            250M      0%-11.75%, 2011 #                                                                    173,750
          1,000M  Mediacom LLC/Mediacom Capital Corp., 7.875%, 2011                                        970,000
            500M  Quebecor Media, Inc., 11.125%, 2011                                                      555,000
------------------------------------------------------------------------------------------------------------------
                                                                                                         5,478,475
------------------------------------------------------------------------------------------------------------------
                  Media-Diversified--2.0%
            500M  Cenveo, Inc., 7.875%, 2013                                                               448,750
                  Six Flags, Inc.:
            350M      8.875%, 2010                                                                         330,750
            150M      9.625%, 2014                                                                         139,125
            400M  Universal City Development Partners, Ltd., 11.75%, 2010                                  458,000
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,376,625
------------------------------------------------------------------------------------------------------------------
                  Retail-General Merchandise--3.4%
            750M  General Nutrition Centers, Inc., 8.5%, 2010                                              641,250
          1,000M  Gregg Appliances, Inc., 9%, 2013 +                                                       955,000
            700M  Michaels Stores, Inc., 9.25%, 2009                                                       742,875
------------------------------------------------------------------------------------------------------------------
                                                                                                         2,339,125
------------------------------------------------------------------------------------------------------------------
                  Services--5.2%
                  Allied Waste NA, Inc.:
            400M      5.75%, 2011                                                                          366,000
            300M      9.25%, 2012                                                                          322,500
            200M      7.875%, 2013                                                                         200,500
            700M      7.375%, 2014                                                                         637,000
            220M  Hydrochem Industrial Services, Inc., 9.25%, 2013 +                                       216,700
                  United Rentals, Inc.:
            500M      6.5%, 2012                                                                           488,750
            400M      7%, 2014                                                                             368,000
          1,000M  Waste Services, Inc., 9.5%, 2014 +                                                     1,015,000
------------------------------------------------------------------------------------------------------------------
                                                                                                         3,614,450
------------------------------------------------------------------------------------------------------------------
                  Telecommunications--.0%
            950M  E. Spire Communications, Inc., 13%, 2005 ++ **                                                95
          1,000M  XO Communications, Inc., 9%, 2008 ++ **                                                      625
------------------------------------------------------------------------------------------------------------------
                                                                                                               720
------------------------------------------------------------------------------------------------------------------
                  Transportation--.8%
            200M  American Commercial Lines LLC, 9.5%, 2015 +                                              207,500
            300M  General Maritime Corp., 10%, 2013                                                        335,250
------------------------------------------------------------------------------------------------------------------
                                                                                                           542,750
------------------------------------------------------------------------------------------------------------------
                  Utilities--.0%
            500M  AES Drax Energy, Ltd., 11.5%, 2010 ++                                                      5,000
------------------------------------------------------------------------------------------------------------------
                  Wireless Communications--2.9%
            700M  Crown Castle International Corp., 9.375%, 2011                                           764,750
            500M  Nextel Communications, Inc., 5.95%, 2014                                                 500,000
          1,050M  Triton Communications, LLC, 9.375%, 2011                                                 748,125
------------------------------------------------------------------------------------------------------------------
                                                                                                         2,012,875
------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $65,018,111)                                                       62,430,188
------------------------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT OBLIGATIONS--1.5%
          1,000M  U.S. Treasury Notes, 6.125%, 2007 (cost $1,092,969)                                    1,051,602
------------------------------------------------------------------------------------------------------------------
                  COMMON STOCKS--1.5%
                  Food/Drug--.3%
         12,800   Ingles Markets, Inc.                                                                     170,496
------------------------------------------------------------------------------------------------------------------
                  Media-Diversified--.2%
          1,000 * MediaNews Group, Inc. - Class "A" **                                                     150,000
------------------------------------------------------------------------------------------------------------------
                  Telecommunication Services--1.0%
         34,832 * RCN Corporation                                                                          693,157
          1,272 * RCN Corporation **                                                                        25,313
            690 * Viatel Holding (Bermuda), Ltd.                                                               466
          4,399 * World Access, Inc.                                                                             6
------------------------------------------------------------------------------------------------------------------
                                                                                                           718,942
------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $1,404,422)                                                           1,039,438
------------------------------------------------------------------------------------------------------------------
                  PREFERRED STOCKS--.4%
                  Manufacturing
            547 * Day International Group, Inc., 12.25%, 2010 PIK (cost $441,390)                          280,204
------------------------------------------------------------------------------------------------------------------
                  SHORT-TERM CORPORATE NOTES--1.5%
    $       500M  General Electric Capital Services, 2.76%, 4/6/05                                         499,808
            500M  USAA Capital Corp., 2.75%, 4/8/05                                                        499,733
------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $999,541)                                                  999,541
------------------------------------------------------------------------------------------------------------------
                  SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--1.1%
            750M  Freddie Mac, 2.66%, 4/5/05 (cost $749,778)                                               749,778
------------------------------------------------------------------------------------------------------------------
                  SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--.7%
            500M  U.S. Treasury Bills, 2.59%, 4/14/05 (cost $499,532)                                      499,532
------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $70,205,743)                                              97.3%        67,050,283
Other Assets, Less Liabilities                                                              2.7          1,885,150
------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%    $   68,935,433
==================================================================================================================

  * Non-income producing

 ** Securities fair valued as determined in good faith pursuant to procedures adopted by the Board.  At March 31, 2005, the Fund held six securities that were fair valued by its Valuation Committee with an aggregate value of $176,627 representing 0.3% of the
    Fund's net assets.

*** Interest rates on adjustable rate bonds are determined and reset quarterly by the indentures. The interest rates shown are the rates in effect on March 31, 2005.

  + Security exempt from registration under Rule 144A of the Securities Act of 1933.  Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors.
    At March 31, 2005, the Fund held thirty-two 144A securities with an aggregate value of
    $15,563,300 representing 22.6% of the Fund's net assets.

 ++ In default as to principal and/or interest payment

  # Denotes a stepbond (a zero-coupon bond that converts to a fixed interest rate at a designated future date)

    At March 31, 2005, the cost of investments for federal income tax purposes was $70,205,743.
    Accumulated net unrealized depreciation on investments was $3,155,460, consisting of
    $2,977,955 gross unrealized appreciation and $6,133,415 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
March 31, 2005

------------------------------------------------------------------------------------------------------------------
      Shares or
      Principal
         Amount   Security                                                                                   Value
------------------------------------------------------------------------------------------------------------------
                  COMMON STOCKS--93.7%
                  United States--29.8%
         13,650   Abbott Laboratories                                                                     $636,363
          7,500 * Accenture, Ltd. - Class "A"                                                              181,125
         10,200   Air Products & Chemicals, Inc.                                                           645,558
         12,300   Alcoa, Inc.                                                                              373,797
          7,800   Altria Group, Inc.                                                                       510,042
          2,900   American Express Company                                                                 148,973
          4,870   American International Group, Inc.                                                       269,847
         20,500   Bank of America Corporation                                                              904,050
          7,800   Baxter International, Inc.                                                               265,044
          6,200   Boeing Company                                                                           362,452
          4,000 * Cablevision Systems Corporation - Class "A"                                              112,200
          2,000   Caterpillar, Inc.                                                                        182,880
         20,300 * Cisco Systems, Inc.                                                                      363,167
         17,200 * Citadel Broadcasting Corporation                                                         236,156
         19,049   Citigroup, Inc.                                                                          856,062
          7,200 * Comcast Corporation - Class "A"                                                          240,480
          7,400   Computer Associates International, Inc.                                                  200,540
          9,300   ConocoPhillips                                                                         1,002,912
          5,500   CSX Corporation                                                                          229,075
         11,200 * Dell, Inc.                                                                               430,304
         10,000   DuPont (E.I.) de Nemours & Company                                                       512,400
          5,100 * Electronic Arts, Inc.                                                                    264,078
          5,900   Eli Lilly & Company                                                                      307,390
          9,600   First Data Corporation                                                                   377,376
          8,300 * Fiserv, Inc.                                                                             330,340
          4,100   Franklin Resources, Inc.                                                                 281,465
          2,300   Freddie Mac                                                                              145,360
          3,400   Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                         134,674
          7,100   Gap, Inc.                                                                                155,064
          2,200   General Dynamics Corporation                                                             235,510
         22,700   General Electric Company                                                                 818,562
          4,200   General Mills, Inc.                                                                      206,430
          8,100 * Genzyme Corporation                                                                      463,644
          4,500   Gillette Company                                                                         227,160
         13,300   GlobalSantaFe Corporation                                                                492,632
          3,800   Golden West Financial Corporation                                                        229,900
          7,200   HCA, Inc.                                                                                385,704
          8,700 * Health Net, Inc.                                                                         284,577
          6,400   Ingersoll-Rand Company - Class "A"                                                       509,760
         12,840   Intel Corporation                                                                        298,273
          5,400   Kellogg Company                                                                          233,658
          7,700 * Lamar Advertising Company - Class "A"                                                    310,233
          8,400   Lowe's Companies, Inc.                                                                   479,556
          7,800   Market 2000+ HOLDRs Trust                                                                419,172
          3,900   Maxim Integrated Products, Inc.                                                          159,393
         10,200   Medtronic, Inc.                                                                          519,690
          9,900   Merrill Lynch & Company, Inc.                                                            560,340
          7,100   Michaels Stores, Inc.                                                                    257,730
         40,300   Microsoft Corporation                                                                    974,051
          7,200   Motorola, Inc.                                                                           107,784
         14,700 * Nextel Communications, Inc.                                                              417,774
         11,900   Noble Energy, Inc.                                                                       809,438
          7,300   Northern Trust Corporation                                                               317,112
          9,300   PepsiCo, Inc.                                                                            493,179
         14,562   Pfizer, Inc.                                                                             382,544
          7,400   PG&E Corporation                                                                         252,340
         16,300 * Polycom, Inc.                                                                            276,285
          3,000   Precision Castparts Corporation                                                          231,030
          5,200   Principal Financial Group, Inc.                                                          200,148
          8,400   Procter & Gamble Company                                                                 445,200
          4,700   Rockwell Collins, Inc.                                                                   223,673
          9,900 * Safeway, Inc.                                                                            183,447
         29,700   Schering-Plough Corporation                                                              539,055
          6,130   Schlumberger, Ltd.                                                                       432,042
         10,694   St. Paul Travelers Companies, Inc.                                                       392,791
          6,500   Staples, Inc.                                                                            204,295
          2,900   State Street Corporation                                                                 126,788
         13,100   Symbol Technologies, Inc.                                                                189,819
         12,500   Texas Instruments, Inc.                                                                  318,625
         52,200 * Time Warner, Inc.                                                                        916,110
         16,000   Tyco International, Ltd.                                                                 540,800
          4,600   United Technologies Corporation                                                          467,636
          9,000   Viacom, Inc. - Class "B"                                                                 313,470
          2,900   Wal-Mart Stores, Inc.                                                                    145,319
          9,500   Wyeth                                                                                    400,710
          9,300 * Yahoo!, Inc.                                                                             315,270
          4,100   Zions Bancorporation                                                                     282,982
------------------------------------------------------------------------------------------------------------------
                                                                                                        28,650,815
------------------------------------------------------------------------------------------------------------------
                  United Kingdom--11.7%
            156 * mm02 PLC (ADR) **                                                                          3,515
         38,100   AstraZeneca PLC                                                                        1,501,797
        223,000   Centrica PLC                                                                             972,341
        210,379   EMI Group PLC                                                                            939,174
         49,730   Enterprise Inns PLC                                                                      724,511
         45,215   Imperial Tobacco Group PLC                                                             1,186,743
         54,536   Reckitt Benckiser PLC                                                                  1,733,330
         72,167   Royal Bank of Scotland Group PLC                                                       2,296,427
         65,900   Vedanta Resources PLC                                                                    586,514
        472,925   Vodafone Group PLC                                                                     1,255,569
------------------------------------------------------------------------------------------------------------------
                                                                                                        11,199,921
------------------------------------------------------------------------------------------------------------------
                  France--11.5%
          4,200   Air Liquid SA                                                                            774,563
         21,191   Axa                                                                                      565,964
         13,845   Essilor International SA                                                               1,003,144
         32,307   European Aeronautic Defence and Space Company                                            968,236
         30,337   France Telecom SA                                                                        910,772
         14,980   Sanofi-Aventis                                                                         1,266,439
         21,014   Societe Television Francaise 1                                                           666,383
         57,713   STMicroelectronics NV                                                                    963,083
          9,741   Total SA                                                                               2,285,104
            951   Unibail                                                                                  113,029
         48,700 * Vivendi Universal SA                                                                   1,495,609
------------------------------------------------------------------------------------------------------------------
                                                                                                        11,012,326
------------------------------------------------------------------------------------------------------------------
                  Japan--9.9%
         21,000   Canon, Inc.                                                                            1,128,927
         22,400   Eisai Company, Ltd.                                                                      762,304
         17,600   Electric Power Development Company, Ltd.                                                 543,007
          4,600   Fast Retailing Company, Ltd.                                                             279,114
            115   Japan Tobacco, Inc.                                                                    1,279,450
          2,700   Keyence Corporation                                                                      627,038
          5,000   Nidec Corporation                                                                        624,065
          4,700   ORIX Corporation                                                                         600,682
         23,900   Sankyo Company, Ltd.                                                                     504,993
         12,500   Shin-Etsu Chemical Company, Ltd.                                                         474,476
         13,700   Sony Corporation                                                                         546,924
         12,300   Takeda Pharmaceutical Company, Ltd..                                                     587,631
          9,660   Takefuji Corporation                                                                     652,068
            169 * UFJ Holdings, Inc.                                                                       891,137
------------------------------------------------------------------------------------------------------------------
                                                                                                         9,501,816
------------------------------------------------------------------------------------------------------------------
                  Canada--5.0%
         31,400   Canadian Pacific Railway, Ltd.                                                         1,135,471
         10,106   EnCana Corporation                                                                       713,605
         16,900   Fairmont Hotels & Resorts, Inc.                                                          560,066
         26,300   Petro-Canada                                                                           1,527,111
         25,900   Talisman Energy, Inc.                                                                    886,061
------------------------------------------------------------------------------------------------------------------
                                                                                                         4,822,314
------------------------------------------------------------------------------------------------------------------
                  Switzerland--4.6%
          4,774   Nestle SA - Registered                                                                 1,310,757
          7,974   Roche Holding AG - Genusscheine                                                          857,678
         17,890   UBS AG - Registered                                                                    1,515,975
          4,322 * Zurich Financial Services AG - Registered                                                761,127
------------------------------------------------------------------------------------------------------------------
                                                                                                         4,445,537
------------------------------------------------------------------------------------------------------------------
                  Netherlands--3.7%
         48,100   Aegon NV                                                                                 650,760
         34,961 * ASML Holding NV                                                                          592,043
        162,400 * Koninklijke Ahold NV                                                                   1,363,464
         23,000 * Royal Numico NV                                                                          943,387
------------------------------------------------------------------------------------------------------------------
                                                                                                         3,549,654
------------------------------------------------------------------------------------------------------------------
                  Germany--3.0%
         39,800 * Bayerische Hypo-und Vereinsbank AG                                                       975,034
         45,200 * Deutsche Telekom AG - Registered                                                         905,245
          8,044   Muenchener Rueckversicherungs-Gesellschaft AG - Registered                               969,119
------------------------------------------------------------------------------------------------------------------
                                                                                                         2,849,398
------------------------------------------------------------------------------------------------------------------
                  Italy--2.8%
        140,515   Banca Intesa SpA                                                                         715,870
         59,676   Eni SpA                                                                                1,553,481
         49,900 * Geox SpA                                                                                 435,808
------------------------------------------------------------------------------------------------------------------
                                                                                                         2,705,159
------------------------------------------------------------------------------------------------------------------
                  Taiwan--1.7%
         48,100   AU Optronics Corporation (ADR)                                                           705,146
        112,418   Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)                                   953,305
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,658,451
------------------------------------------------------------------------------------------------------------------
                  Sweden--1.6%
         79,310   Swedish Match AB                                                                         974,034
        193,200 * Telefonaktiebolaget LM Ericsson AB - Class "B"                                           545,871
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,519,905
------------------------------------------------------------------------------------------------------------------
                  Hong Kong--1.5%
        136,500   Esprit Holdings, Ltd.                                                                    931,953
         56,000   Sun Hung Kai Properties, Ltd.                                                            507,991
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,439,944
------------------------------------------------------------------------------------------------------------------
                  Spain--1.4%
         82,221   Banco Bilbao Vizcaya Argentaria SA                                                     1,342,139
------------------------------------------------------------------------------------------------------------------
                  Mexico--1.3%
         22,000   Cemex SA de CV (ADR)                                                                     797,500
          8,800   Fomento Economico Mexicano SA de CV (ADR)                                                471,240
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,268,740
------------------------------------------------------------------------------------------------------------------
                  Brazil--.8%
         13,800   Companhia Vale Do Rio Doce (ADR)                                                         436,218
          8,400   Petroleo Brasileiro SA - Petrobras (ADR)                                                 371,112
------------------------------------------------------------------------------------------------------------------
                                                                                                           807,330
------------------------------------------------------------------------------------------------------------------
                  Belgium--.7%
         15,231 * Belgacom SA                                                                              631,458
------------------------------------------------------------------------------------------------------------------
                  Austria--.6%
         12,200   Wienerberger AG                                                                          556,693
------------------------------------------------------------------------------------------------------------------
                  Ireland--.6%
         51,282 * Ryanair Holdings PLC                                                                     402,557
          3,500 * Ryanair Holdings PLC (ADR)                                                               153,195
------------------------------------------------------------------------------------------------------------------
                                                                                                           555,752
------------------------------------------------------------------------------------------------------------------
                  Turkey--.5%
         28,700   Turkcell Iletisim Hizmetleri AS (ADR)                                                    490,196
------------------------------------------------------------------------------------------------------------------
                  Indonesia--.5%
         26,100   PT Telekomunikasi Indonesia (ADR)                                                        489,114
------------------------------------------------------------------------------------------------------------------
                  Denmark--.5%
          9,700   Carlsberg A/S - Class "B"                                                                482,276
------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $77,989,776)                                                         89,978,938
------------------------------------------------------------------------------------------------------------------
                  WARRANTS--.0%
            742 * Lucent Technologies, Inc. (expiring 12/10/07) (cost $0)                                      497
------------------------------------------------------------------------------------------------------------------
                  PREFERRED STOCKS--.0%
                  Brazil
          5,000 * Vale Do Rio Doce - Class "B" (cost $0)                                                        81
------------------------------------------------------------------------------------------------------------------
                  SHORT-TERM FOREIGN GOVERNMENT
                  AND AGENCY OBLIGATIONS--4.5%
                  Belgium
   Euro   3,350M  Belgium Treasury Bill, Zero Coupon, 5/12/05 (cost $4,402,352)                          4,343,650
------------------------------------------------------------------------------------------------------------------
                  SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--.2%
      $     225M  U.S. Treasury Bills, 2.66%, 5/26/05 (cost $224,084)                                      224,105
------------------------------------------------------------------------------------------------------------------
                  REPURCHASE AGREEMENT--1.4%
          1,370M  UBS Securities, 2.66%, dated 3/31/05, to be
                    repurchased at $1,370,101 on 4/1/05
                    (collateralized by U.S. Treasury Bond,
                    6.25%, 8/15/23, valued at $1,402,731)
                    (cost $1,370,000)                                                                    1,370,000
------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $83,986,212)                                              99.8%        95,917,271
Other Assets, Less Liabilities                                                                .2           170,499
------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%       $96,087,770
==================================================================================================================

 * Non-income producing

** Securities fair valued as determined in good faith pursuant to procedures adopted by the Board.  At March 31, 2005, the Fund held one security that was fair valued by its
   Valuation Committee with an aggregate value of $3,515 representing .0% of the Fund's net assets.

   Summary of Abbreviations:

        ADR      American Depositary Receipts

   At March 31, 2005, the cost of investments for federal income tax purposes was $84,054,633.
   Accumulated net unrealized appreciation on investments was $11,862,638, consisting of
   $13,401,306 gross unrealized appreciation and $1,538,668 gross unrealized depreciation.




Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
March 31, 2005

Sector Diversification of the portfolio was as follows:

                                                                Percentage
Sector                                                       of net assets            Value
--------------------------------------------------------------------------------------------
Energy                                                                10.5%      $10,073,497
Pharmaceuticals & Biotechnology                                        8.5         8,210,548
Food, Beverage & Tobacco                                               8.4         8,091,196
Banks                                                                  8.1         7,782,899
Diversified Financials                                                 5.5         5,259,614
Media                                                                  5.4         5,229,815
Telecommunication Services                                             5.3         5,103,643
Capital Goods                                                          5.3         5,097,232
Technology Hardware & Equipment                                        5.2         4,998,903
Materials                                                              4.9         4,735,781
Insurance                                                              3.8         3,609,608
Semiconductors & Semiconductor Equipment                               3.4         3,284,722
Software & Services                                                    2.8         2,642,780
Household & Personal Products                                          2.5         2,405,690
Retailing                                                              2.4         2,307,712
Transportation                                                         2.0         1,920,298
Utilities                                                              1.8         1,767,688
Food & Staples Retailing                                               1.8         1,692,230
Health Care Equipment & Services                                       2.7         2,458,159
Hotels/Restaurants/Leisure                                             1.3         1,284,577
Consumer Durables & Apparel                                            1.0           982,732
Real Estate                                                             .7           621,020
Pooled Vehicle                                                          .4           419,172
Short-Term Foreign Government and Agency Obligations                   4.5         4,343,650
Short-Term U.S Government Obligations                                   .2           224,105
Repurchase Agreement                                                   1.4         1,370,000
--------------------------------------------------------------------------------------------
Total Value of Investments                                            99.8        95,917,271
Other Assets, Less Liabilities                                          .2           170,499
--------------------------------------------------------------------------------------------
Net Assets                                                           100.0%      $96,087,770
============================================================================================



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
March 31, 2005

------------------------------------------------------------------------------------------------------------------
     Principal
        Amount    Security                                                                                  Value
------------------------------------------------------------------------------------------------------------------
                  CORPORATE BONDS--78.6%
                  Aerospace/Defense--2.3%
                  Honeywell International, Inc.:
    $       450M      7.5%, 2010                                                                    $      505,545
            125M      6.125%, 2011                                                                         133,641
            100M  Precision Castparts Corp., 5.6%, 2013                                                    100,640
            100M  TRW, Inc., 7.125%, 2009                                                                  107,799
------------------------------------------------------------------------------------------------------------------
                                                                                                           847,625
------------------------------------------------------------------------------------------------------------------
                  Automotive--1.6%
            350M  DaimlerChrysler NA Holdings Corp., 8%, 2010                                              389,537
            224M  Ford Motor Co., 8.9%, 2032                                                               227,050
------------------------------------------------------------------------------------------------------------------
                                                                                                           616,587
------------------------------------------------------------------------------------------------------------------
                  Chemicals--.9%
            300M  Lubrizol Corp., 7.25%, 2025                                                              333,556
------------------------------------------------------------------------------------------------------------------
                  Consumer Durables--.4%
            150M  Black & Decker Corp., 4.75%, 2014                                                        144,680
------------------------------------------------------------------------------------------------------------------
                  Consumer Non-Durables--1.2%
            200M  Colgate-Palmolive Co., 7.84%, 2007                                                       214,927
            150M  Procter & Gamble Co., 4.85%, 2015                                                        147,059
            100M  Unilever Capital Corp., 6.875%, 2005                                                     102,515
------------------------------------------------------------------------------------------------------------------
                                                                                                           464,501
------------------------------------------------------------------------------------------------------------------
                  Energy--1.6%
            300M  Repsol International Finance BV, 7.45%, 2005                                             303,701
            100M  Sunoco, Inc., 9.375%, 2016                                                               105,731
            200M  Texaco Capital, Inc., 8.25%, 2006                                                        212,123
------------------------------------------------------------------------------------------------------------------
                                                                                                           621,555
------------------------------------------------------------------------------------------------------------------
                  Financial--4.8%
            125M  American General Finance Corp., 8.125%, 2009                                             140,797
            300M  CIT Group, Inc., 7.75%, 2012                                                             347,478
                  ERAC USA Finance Enterprise Co.:
            100M      7.35%, 2008 +                                                                        108,035
            250M      8%, 2011 +                                                                           288,286
                  General Electric Capital Corp.:
            150M      7.875%, 2006                                                                         159,077
            144M      8.5%, 2008                                                                           160,926
            400M  General Motors Acceptance Corp., 7.75%, 2010                                             384,574
            200M  Household Finance Corp., 6.5%, 2008                                                      212,155
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,801,328
------------------------------------------------------------------------------------------------------------------
                  Financial Services--12.6%
            200M  American Express Co., 4.875%, 2013                                                       199,655
                  Bank of America Corp.:
            250M      7.8%, 2010                                                                           283,283
             75M      7.4%, 2011                                                                            84,651
            300M  Bank One Corp., 7.875%, 2010                                                             342,108
            300M  Chase Manhattan Corp., 7.875%, 2010                                                      341,648
            150M  Comerica, 7.125%, 2013                                                                   162,357
            250M  First Union National Bank, 7.8%, 2010                                                    286,691
            300M  Fleet Capital Trust II, 7.92%, 2026                                                      323,791
            250M  Florida Windstorm Underwriting Assoc., 7.125%, 2019 +                                    288,541
            300M  Greenpoint Bank, 9.25%, 2010                                                             360,453
            225M  Huntington National Bank, 8%, 2010                                                       254,211
            125M  JPMorgan Chase & Co., 6.625%, 2012                                                       136,854
            200M  Manufacturers & Traders Trust Co., 8%, 2010                                              231,230
            100M  National City Bank of Pennsylvania, 7.25%, 2011                                          113,610
            100M  Old National Bank, 6.75%, 2011                                                           109,681
            384M  Republic NY Corp., 7.75%, 2009                                                           426,109
            400M  Royal Bank of Scotland Group PLC, 5%, 2014                                               397,310
            350M  Washington Mutual, Inc., 8.25%, 2010                                                     397,443
------------------------------------------------------------------------------------------------------------------
                                                                                                         4,739,626
------------------------------------------------------------------------------------------------------------------
                  Food/Beverage/Tobacco--4.2%
            123M  Bottling Group, LLC, Series "B", 4.625%, 2012                                            121,007
                  Coca-Cola Enterprises, Inc.:
            250M      7.125%, 2009                                                                         274,634
            100M      7.125%, 2017                                                                         115,122
            400M  ConAgra Foods, Inc., 6.75%, 2011                                                         440,186
            300M  Hershey Foods Corp., 6.7%, 2005                                                          304,422
            200M  Pepsi Bottling Group, Inc., 7%, 2029                                                     239,773
            100M  Philip Morris Companies, Inc., 6.95%, 2006                                               102,952
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,598,096
------------------------------------------------------------------------------------------------------------------
                  Food/Drug--2.8%
            200M  CVS Corp., 4.875%, 2014                                                                  197,464
            200M  Delhaize America, Inc., 8.125%, 2011                                                     223,304
            200M  Kroger Co., 6.8%, 2018                                                                   218,204
                  Safeway, Inc.:
            200M      7%, 2007                                                                             210,372
            200M      6.5%, 2011                                                                           212,212
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,061,556
------------------------------------------------------------------------------------------------------------------
                  Forest Products/Containers--3.0%
            350M  International Paper Co., 6.75%, 2011                                                     384,230
            275M  Sappi Papier Holding AG, 6.75%, 2012 +                                                   298,722
                  Weyerhaeuser Co.:
            100M      7.25%, 2013                                                                          113,459
            300M      7.5%, 2013                                                                           345,903
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,142,314
------------------------------------------------------------------------------------------------------------------
                  Gaming/Leisure--.7%
            250M  MGM Mirage, Inc., 8.5%, 2010                                                             275,000
------------------------------------------------------------------------------------------------------------------
                  Health Care--2.3%
            200M  Becton, Dickinson & Co., 7.15%, 2009                                                     220,174
            225M  Columbia/HCA Healthcare, Inc., 7.5%, 2023                                                229,123
            200M  Tenet Healthcare Corp., 6.375%, 2011                                                     185,500
            200M  Wyeth, 6.95%, 2011                                                                       219,600
------------------------------------------------------------------------------------------------------------------
                                                                                                           854,397
------------------------------------------------------------------------------------------------------------------
                  Manufacturing--2.7%
            125M  Ingersoll-Rand Co., 9%, 2021                                                             171,042
            300M  Newell Rubbermaid, Inc., 6.75%, 2012                                                     329,601
                  United Technologies Corp.:
            100M      6.5%, 2009                                                                           107,751
            200M      7.125%, 2010                                                                         223,795
            180M      6.1%, 2012                                                                           194,673
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,026,862
------------------------------------------------------------------------------------------------------------------
                  Media-Broadcasting--2.8%
                  Comcast Cable Communications, Inc.:
            200M      8.375%, 2007                                                                         215,538
            250M      7.125%, 2013                                                                         278,559
            250M  Cox Communications, Inc., 5.5%, 2015                                                     242,354
            300M  PanAmSat Corp., 6.375%, 2008                                                             303,750
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,040,201
------------------------------------------------------------------------------------------------------------------
                  Media-Diversified--4.7%
            225M  AOL Time Warner, Inc., 6.875%, 2012                                                      246,066
            330M  Cox Enterprises, Inc., 8%, 2007 +                                                        347,979
            400M  New York Times Co., 5%, 2015                                                             397,670
            200M  News America, Inc., 7.3%, 2028                                                           223,508
            200M  Time Warner, Inc., 6.875%, 2018                                                          220,371
                  Viacom, Inc.:
            225M      7.75%, 2005                                                                          226,501
             75M      8.875%, 2014                                                                          95,111
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,757,206
------------------------------------------------------------------------------------------------------------------
                  Metals/Mining--2.6%
            200M  Alcoa, Inc., 6%, 2012                                                                    213,510
            400M  Hanson PLC, 7.875%, 2010                                                                 454,732
            300M  Thiokol Corp., 6.625%, 2008                                                              317,403
------------------------------------------------------------------------------------------------------------------
                                                                                                           985,645
------------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts--6.6%
            100M  Archstone-Smith Trust, 7.9%, 2016                                                        114,821
            470M  AvalonBay Communities, Inc., 7.5%, 2010                                                  528,225
            350M  Boston Properties, Inc., 5%, 2015                                                        337,855
            185M  Duke-Weeks Realty Corp., 7.75%, 2009                                                     205,563
            300M  EOP Operating LP, 8.1%, 2010                                                             341,127
            400M  Mack-Cali Realty LP, 7.75%, 2011                                                         452,738
            425M  Simon Property Group, Inc., 7.875%, 2016 +                                               488,816
------------------------------------------------------------------------------------------------------------------
                                                                                                         2,469,145
------------------------------------------------------------------------------------------------------------------
                  Retail - General Merchandise--4.2%
            300M  Federated Department Stores, Inc., 7.45%, 2017                                           342,298
            100M  Lowe's Companies, Inc., 8.25%, 2010                                                      116,307
            325M  RadioShack Corp., 7.375%, 2011                                                           367,293
            350M  Target Corp., 7.5%, 2010                                                                 396,848
                  Wal-Mart Stores, Inc.:
            150M     8%, 2006                                                                              158,243
            200M     4.125%, 2011                                                                          193,981
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,574,970
------------------------------------------------------------------------------------------------------------------
                  Telecommunications--3.8%
            300M  Deutsche Telekom AG, 8.5%, 2010                                                          345,392
            200M  New York Telephone Co., 6.125%, 2010                                                     208,139
            200M  SBC Communications, Inc., 6.25%, 2011                                                    212,491
            375M  Sprint Capital Corp., 6.375%, 2009                                                       396,439
            250M  Vodafone AirTouch PLC, 7.75%, 2010                                                       282,645
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,445,106
------------------------------------------------------------------------------------------------------------------
                  Transportation--4.2%
                  Burlington Northern Santa Fe Corp.:
            275M      7.875%, 2007                                                                         293,273
            250M      7.125%, 2010                                                                         277,789
                  Canadian National Railway Co.:
            150M      6.45%, 2006                                                                          154,229
            100M      6.8%, 2018                                                                           113,126
            150M      7.375%, 2031                                                                         186,531
            100M  FedEx Corp., 3.5%, 2009                                                                   96,262
            100M  Norfolk Southern Corp., 7.7%, 2017                                                       120,592
            300M  Union Pacific Corp., 7.375%, 2009                                                        329,055
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,570,857
------------------------------------------------------------------------------------------------------------------
                  Utilities--6.8%
            300M  Columbia Energy Group, 6.8%, 2005                                                        305,858
            265M  Consumers Energy Co., 6.375%, 2008                                                       276,896
            250M  Dominion Resources, Inc., 5%, 2013                                                       246,756
            200M  DPL, Inc., 6.875%, 2011                                                                  213,494
            300M  Duke Capital Corp., 8%, 2019                                                             356,716
            125M  Eastern Energy, Ltd., 6.75%, 2006 +                                                      130,042
            209M  Niagara Mohawk Holdings, Inc., 7.625%, 2005                                              213,554
            300M  NiSource Finance Corp., 7.875%, 2010                                                     342,507
            250M  PP&L Capital Funding, Inc., 8.375%, 2007                                                 269,890
            178M  Wisconsin Power & Light Co., 7%, 2007                                                    187,572
------------------------------------------------------------------------------------------------------------------
                                                                                                         2,543,285
------------------------------------------------------------------------------------------------------------------
                  Waste Management--1.8%
                  Allied Waste NA, Inc.:
            250M      8.875%, 2008                                                                         259,687
            100M      5.75%, 2011                                                                           91,500
                  Waste Management, Inc.:
            100M      6.875%, 2009                                                                         107,710
            200M      7.375%, 2010                                                                         223,137
------------------------------------------------------------------------------------------------------------------
                                                                                                           682,034
------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $28,848,854)                                                       29,596,132
------------------------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT OBLIGATIONS--7.7%
                  U.S. Treasury Notes:
          1,000M      6.625%, 2007                                                                       1,056,993
            500M      5.625%, 2008                                                                         524,200
            500M      6%, 2009                                                                             537,461
            700M      6.5%, 2010                                                                           771,012
------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $2,954,801)                                             2,889,666
------------------------------------------------------------------------------------------------------------------
                  PASS THROUGH CERTIFICATES--4.1%
                  Real Estate--.9%
            320M  FDA Queens LP, 6.99%, 2017 +                                                             357,492
------------------------------------------------------------------------------------------------------------------
                  Transportation--3.2%
             76M  American Airlines, Inc., 7.377%, 2019                                                     50,570
                  Continental Airlines, Inc.:
             97M      6.748%, 2017                                                                          78,856
            416M      8.388%, 2020                                                                         345,211
            212M  FedEx Corp., 7.5%, 2018                                                                  241,463
            176M  Northwest Airlines, Inc., 8.072%, 2019                                                   191,972
            237M  NWA Trust, 10.23%, 2012                                                                  209,500
             75M  Southwest Airlines Co., 6.126%, 2006                                                      76,379
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,193,951
------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $1,702,586)                                               1,551,443
------------------------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT AGENCY OBLIGATIONS--3.0%
                  Fannie Mae:
            400M      6.125%, 2012                                                                         433,437
            300M      5%, 2016                                                                             286,937
                  Freddie Mac:
            100M      4.6%, 2018                                                                            94,299
            100M      5%, 2018                                                                              96,415
            200M  Tennessee Valley Authority, 5.375%, 11/13/2008                                           207,602
------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $1,134,553)                                      1,118,690
------------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS--1.2%
                  Housing
                  Virginia State Housing Development Authority:
            335M      Series "A", 6.51%, 2019                                                              354,222
            100M      Series "M", 7%, 2022                                                                 108,574
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $404,092)                                                             462,796
------------------------------------------------------------------------------------------------------------------
                  SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--1.3%
            500M  U.S. Treasury Bills, 2.59%, 4/14/05 (cost $499,532 )                                     499,532
------------------------------------------------------------------------------------------------------------------
                  SHORT-TERM CORPORATE NOTES--.9%
            350M  General Electric Capital Corp., 2.76%, 4/6/05 (cost $349,866 )                           349,866
------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $35,894,284)                                              96.8%        36,468,125
Other Assets, Less Liabilities                                                              3.2          1,199,412
------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%    $   37,667,537
==================================================================================================================

 + Security exempt from registration under Rule 144A of the Securities Act of 1933.  Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors.
   At March 31, 2005, the Fund held eight 144A securities with an aggregate value of $2,307,913 representing 6.1% of the Fund's net assets.

   At March 31, 2005, the cost of investments for federal income tax purposes was $35,894,284.
   Accumulated net unrealized appreciation on investments was $573,841, consisting of
   $1,211,053 gross unrealized appreciation and $637,212 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND
March 31, 2005

------------------------------------------------------------------------------------------------------------------
     Principal                                                                          Effective
        Amount    Security                                                                  Yield+           Value
------------------------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--73.8%
                  Agency For International Development - Israel:
        $1,513 M     8/15/2007                                                               4.03%      $1,376,323
         1,000 M     11/15/2007                                                              4.07          899,688
         6,454 M  Government Trust Certificate - Israel Trust, 11/15/2007                    4.34        5,766,772
           586 M  International Bank for Reconstruction &
                     Development, 8/15/2007                                                  4.45          527,903
         6,456 M  Resolution Funding Corporation, 10/15/2007                                 3.87        5,856,373
         2,600 M  Tennessee Valley Authority, 11/1/2007                                      4.23        2,333,183
------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $15,733,070)                        16,760,242
------------------------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--25.9%
         6,510 M  U.S. Treasury Strips, 11/15/2007 (cost $5,456,092)                         3.89        5,884,454
------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $21,189,162)                                               99.7%       22,644,696
Other Assets, Less Liabilities                                                                .3            59,457
------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                 100.0%     $ 22,704,153
==================================================================================================================

 + The effective yields shown for the zero coupon obligations are the effective yields at March 31, 2005.

   At March 31, 2005, the cost of investments for federal income tax purposes was $21,210,826.
   Accumulated net unrealized appreciation on investments was $1,433,870, consisting entirely of gross unrealized appreciation.




Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND
March 31, 2005

------------------------------------------------------------------------------------------------------------------
     Principal                                                                         Effective
        Amount    Security                                                                 Yield+            Value
------------------------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--64.2%
                  Agency For International Development - Israel:
   $     1,303 M     8/15/2010                                                              4.30%   $    1,036,730
           495 M     9/15/2010                                                              4.30           392,519
                  Fannie Mae:
         1,260 M     8/7/2010                                                               4.45           995,473
           700 M     10/8/2010                                                              4.41           550,058
           600 M     11/29/2010                                                             4.44           467,958
           821 M     2/1/2011                                                               5.01           614,916
         1,100 M  Freddie Mac, 9/15/2010                                                    4.45           865,205
           500 M  Government Trust Certificate - Israel Trust, 11/15/2010                   4.55           388,255
         1,990 M  Government Trust Certificate - Turkey Trust, 11/15/2010                   4.55         1,545,257
                  Resolution Funding Corporation:
           650 M     10/15/2010                                                             4.15           517,616
         2,998 M     1/15/2011                                                              4.27         2,346,832
         1,250 M  Tennessee Valley Authority, 11/1/2010                                     4.48           976,126
------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $9,539,098)                         10,696,945
------------------------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--35.7%
         7,485 M  U.S. Treasury Strips, 11/15/2010 (cost $5,349,505)                        4.10         5,957,918
------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $14,888,603)                                              99.9%        16,654,863
Other Assets, Less Liabilities                                                                .1            15,128
------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%    $   16,669,991
==================================================================================================================

 + The effective yields shown for the zero coupon obligations are the effective yields at March 31, 2005.

   At March 31, 2005, the cost of investments for federal income tax purposes was $14,889,131.
   Accumulated net unrealized appreciation on investments was $1,765,732, consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE TARGET MATURITY 2015 FUND
March 31, 2005

------------------------------------------------------------------------------------------------------------------
     Principal                                                                          Effective
        Amount    Security                                                                  Yield+           Value
------------------------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--49.8%
                  Agency For International Development - Israel:
     $     698 M     9/15/2015                                                               4.93%     $   419,565
         1,150 M     11/1/2015                                                               4.93          686,520
         1,584 M     11/15/2015                                                              4.94          943,630
           300 M     3/15/2016                                                               4.98          175,091
                  Fannie Mae:
           150 M     2/12/2015                                                               5.00           92,164
           243 M     8/12/2015                                                               5.02          145,365
           600 M     9/23/2015                                                               5.05          355,831
           908 M     11/15/2015                                                              5.09          532,370
           650 M  Federal Judiciary Office Building, 2/15/2015                               4.89          403,440
                  Freddie Mac:
           550 M     3/15/2015                                                               5.05          334,655
         1,760 M     9/15/2015                                                               5.08        1,041,340
           625 M     1/15/2016                                                               5.11          362,628
           210 M  Government Trust Certificate - Turkey Trust
                     5/15/2015                                                               5.15          125,513
           200 M  International Bank for Reconstruction &
                     Development, 2/15/2015                                                  5.29          119,446
                  Resolution Funding Corporation:
         2,358 M     10/15/2015                                                              4.86        1,421,923
           320 M     1/15/2016                                                               4.88          190,098
         2,000 M  Tennessee Valley Authority, 11/1/2015                                      5.15        1,167,706
------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $7,856,524)                          8,517,285
------------------------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--48.3%
        13,525 M  U.S. Treasury Strips, 11/15/2015 (cost $7,662,259)                         4.70        8,257,080
------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $15,518,783)                                               98.1%       16,774,365
Other Assets, Less Liabilities                                                               1.9           320,425
------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                 100.0%      $17,094,790
==================================================================================================================

 + The effective yields shown for the zero coupon obligations are the effective yields at March 31, 2005.

   At March 31, 2005, the cost of investments for federal income tax purposes was $15,532,548.
   Accumulated net unrealized appreciation on investments was $1,241,817, consisting of
   $1,259,748 gross unrealized appreciation and $17,931 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE VALUE FUND
March 31, 2005

------------------------------------------------------------------------------------------------------------------
      Shares or
      Principal
         Amount   Security                                                                                   Value
------------------------------------------------------------------------------------------------------------------
                  COMMON STOCKS--91.2%
                  Consumer Discretionary--14.9%
         23,400   Bob Evans Farms, Inc.                                                             $      548,730
         17,500   Clear Channel Communications, Inc.                                                       603,225
         13,600   Genuine Parts Company                                                                    591,464
         27,500   Hancock Fabrics, Inc.                                                                    204,600
         11,900   Home Depot, Inc.                                                                         455,056
         14,500   J.C. Penney Company, Inc. (Holding Co.)                                                  752,840
         11,100   Jones Apparel Group, Inc.                                                                371,739
          7,100   Kenneth Cole Productions, Inc. - Class "A"                                               206,894
         20,200   Kimball International, Inc. - Class "B"                                                  292,900
         11,000   Lee Enterprises, Inc.                                                                    477,400
         18,300   Leggett & Platt, Inc.                                                                    528,504
          5,900   Liberty Corporation                                                                      239,245
          4,000   Magna International, Inc. - Class "A"                                                    267,600
         12,500   May Department Stores Company                                                            462,750
         29,700   McDonald's Corporation                                                                   924,858
         30,800   Natuzzi SpA (ADR)                                                                        320,012
         15,000   New York Times Company - Class "A"                                                       548,700
         10,200   Newell Rubbermaid, Inc.                                                                  223,788
         10,000   OshKosh B'Gosh, Inc. - Class "A"                                                         305,000
          8,000   Outback Steakhouse, Inc.                                                                 366,320
         46,600   Pearson PLC (ADR)                                                                        571,316
         15,900   Talbots, Inc.                                                                            508,482
          9,100   Tupperware Corporation                                                                   185,276
         31,700   Walt Disney Company                                                                      910,741
------------------------------------------------------------------------------------------------------------------
                                                                                                        10,867,440
------------------------------------------------------------------------------------------------------------------
                  Consumer Staples--7.8%
         11,000   Brown-Forman Corporation - Class "B"                                                     602,250
         17,600   Coca-Cola Company                                                                        733,392
         21,000   ConAgra Foods, Inc.                                                                      567,420
          5,895 * Del Monte Foods Company                                                                   63,961
         12,200   Diageo PLC (ADR)                                                                         694,180
          7,100   Fomento Economico Mexicano, SA de CV (ADR)                                               380,205
         13,500   H.J. Heinz Company                                                                       497,340
          8,400   Kimberly-Clark Corporation                                                               552,132
         15,600   Ruddick Corporation                                                                      361,140
         16,400   Sara Lee Corporation                                                                     363,424
         21,800   Tasty Baking Company                                                                     182,902
         13,500   UST, Inc.                                                                                697,950
------------------------------------------------------------------------------------------------------------------
                                                                                                         5,696,296
------------------------------------------------------------------------------------------------------------------
                  Energy--9.8%
          7,300   Anadarko Petroleum Corporation                                                           555,530
         11,000   BP PLC (ADR)                                                                             686,400
         11,200   ChevronTexaco Corporation                                                                653,072
          8,600   ConocoPhillips                                                                           927,424
         13,500   Diamond Offshore Drilling, Inc.                                                          673,650
         10,500   Kerr-McGee Corporation                                                                   822,465
         15,800   Marathon Oil Corporation                                                                 741,336
         11,600   Royal Dutch Petroleum Company - NY Shares (ADR)                                          696,464
         14,900   Tidewater, Inc.                                                                          579,014
         13,200   Unocal Corporation                                                                       814,308
------------------------------------------------------------------------------------------------------------------
                                                                                                         7,149,663
------------------------------------------------------------------------------------------------------------------
                  Financials--24.3%
         13,300   A.G. Edwards, Inc.                                                                       595,840
          4,400   ACE, Ltd.                                                                                181,588
         15,100   Allstate Corporation                                                                     816,306
         18,100   AmSouth Bancorporation                                                                   469,695
         20,700   Amvescap PLC (ADR)                                                                       262,476
         24,500   Aon Corporation                                                                          559,580
         27,500   Bank Mutual Corporation                                                                  325,050
         15,992   Bank of America Corporation                                                              705,247
         23,000   Bank of New York Company, Inc.                                                           668,150
         21,450   Brascan Corporation - Class "A"                                                          809,738
         13,545   Cincinnati Financial Corporation                                                         590,697
          9,600   Comerica, Inc.                                                                           528,768
         12,500   CRT Properties, Inc. (REIT)                                                              272,250
         43,100   Eagle Hospitality Properties Trust, Inc.                                                 386,607
          1,800   Endurance Specialty Holdings, Ltd.                                                        68,112
         10,100   Erie Indemnity Company - Class "A"                                                       526,412
          8,900   FBL Financial Group, Inc. - Class "A"                                                    249,200
          9,500   Jefferson-Pilot Corporation                                                              465,975
         20,500   JPMorgan Chase & Company                                                                 709,300
         16,500   KeyCorp                                                                                  535,425
          8,700   Lincoln National Corporation                                                             392,718
         12,600   Merrill Lynch & Company, Inc.                                                            713,160
         12,300   Montpelier Re Holdings, Ltd.                                                             432,345
         13,100   Morgan Stanley                                                                           749,975
         27,700   NewAlliance Bancshares, Inc.                                                             387,800
          8,500   North Fork Bancorporation, Inc.                                                          235,790
          6,800   One Liberty Properties, Inc. (REIT)                                                      126,888
         14,700   Plum Creek Timber Company, Inc. (REIT)                                                   524,790
          9,300   PNC Financial Services Group                                                             478,764
            600   Preferred Bank                                                                            23,940
         14,700   Protective Life Corporation                                                              577,710
         11,800   PXRE Group, Ltd.                                                                         302,670
         21,900   Regions Financial Corporation                                                            709,560
         18,200   Sky Financial Group, Inc.                                                                488,124
          7,800   SunTrust Banks, Inc.                                                                     562,146
          6,000   T. Rowe Price Group, Inc.                                                                356,280
          7,203   TD Banknorth, Inc.                                                                       225,022
         10,600   Wells Fargo & Company                                                                    633,880
------------------------------------------------------------------------------------------------------------------
                                                                                                        17,647,978
------------------------------------------------------------------------------------------------------------------
                  Health Care--5.7%
         15,100   Abbott Laboratories                                                                      703,962
         14,500   Bristol-Myers Squibb Company                                                             369,170
         11,600   GlaxoSmithKline PLC (ADR)                                                                532,672
         11,200   Johnson & Johnson                                                                        752,192
          9,400   Novartis AG                                                                              439,732
         24,300   Pfizer, Inc.                                                                             638,361
         23,500   Schering-Plough Corporation                                                              426,525
          2,164 * WellPoint, Inc.                                                                          271,257
------------------------------------------------------------------------------------------------------------------
                                                                                                         4,133,871
------------------------------------------------------------------------------------------------------------------
                  Industrials--8.2%
          7,000   A.O. Smith Corporation                                                                   202,090
          9,900   Adesa, Inc.                                                                              231,264
            900   Alexander & Baldwin, Inc.                                                                 37,080
         11,200   Baldor Electric Company                                                                  289,072
          9,800   Dover Corporation                                                                        370,342
         15,300   Federal Signal Corporation                                                               232,101
          6,100   General Dynamics Corporation                                                             653,005
         18,200   Honeywell International, Inc.                                                            677,222
         18,800   Masco Corporation                                                                        651,796
         18,300   Norfolk Southern Corporation                                                             678,015
         20,500   Pall Corporation                                                                         555,960
         13,700   Pitney Bowes, Inc.                                                                       618,144
          4,700   SPX Corporation                                                                          203,416
          9,400   Stewart & Stevenson Services, Inc.                                                       215,166
          6,300   Teleflex, Inc.                                                                           322,434
------------------------------------------------------------------------------------------------------------------
                                                                                                         5,937,107
------------------------------------------------------------------------------------------------------------------
                  Information Technology--4.8%
         14,700   Automatic Data Processing, Inc.                                                          660,765
         20,000   AVX Corporation                                                                          245,000
          1,943 * Freescale Semiconductor, Inc. - Class "B"                                                 33,517
         27,300   Hewlett-Packard Company                                                                  598,962
         11,800   Intersil Corporation - Class "A"                                                         204,376
         20,400   Methode Electronics, Inc. - Class "A"                                                    247,044
         17,600   Motorola, Inc.                                                                           263,472
         23,900   Nokia Corporation - Class "A" (ADR)                                                      368,777
          7,800 * palmOne, Inc.                                                                            197,964
          8,300   Paychex, Inc.                                                                            272,406
         21,900 * Planar Systems, Inc.                                                                     197,538
         13,300   Woodhead Industries, Inc.                                                                180,880
------------------------------------------------------------------------------------------------------------------
                                                                                                         3,470,701
------------------------------------------------------------------------------------------------------------------
                  Materials--7.2%
          8,900   Air Products & Chemicals, Inc.                                                           563,281
          2,200   Albemarle Corporation                                                                     79,992
         14,200   Alcoa, Inc.                                                                              431,538
         16,500   Compass Minerals International, Inc.                                                     419,925
         14,400   Du Pont (E.I.) de Nemours & Company                                                      737,856
         23,600   Glatfelter                                                                               348,100
         12,400   Great Lakes Chemical Corporation                                                         398,288
         17,900   Lubrizol Corporation                                                                     727,456
          6,000   MeadWestvaco Corporation                                                                 190,920
         13,970   Myers Industries, Inc.                                                                   197,117
            254   Neenah Paper, Inc.                                                                         8,539
         22,100   Sonoco Products Company                                                                  637,585
          5,400   Vulcan Materials Company                                                                 306,882
          2,400   Weyerhaeuser Company                                                                     164,400
------------------------------------------------------------------------------------------------------------------
                                                                                                         5,211,879
------------------------------------------------------------------------------------------------------------------
                  Telecommunication Services--3.6%
         17,900   BellSouth Corporation                                                                    470,591
         17,300   CT Communications, Inc.                                                                  182,169
         12,432   D&E Communications, Inc.                                                                 113,504
         17,100   Nippon Telegraph and Telephone Corporation (ADR)                                         373,635
         18,900   SBC Communications, Inc.                                                                 447,741
            700   SureWest Communications                                                                   16,142
          6,500   Telephone & Data Systems, Inc.                                                           530,400
         14,418   Verizon Communications, Inc.                                                             511,839
------------------------------------------------------------------------------------------------------------------
                                                                                                         2,646,021
------------------------------------------------------------------------------------------------------------------
                  Utilities--4.9%
         10,050   American States Water Company                                                            254,265
         11,200   KeySpan Corporation                                                                      436,464
         12,800   MDU Resources Group, Inc.                                                                353,536
         25,000   NiSource, Inc.                                                                           569,750
         12,300   Northwest Natural Gas Company                                                            444,891
         11,600   ONEOK, Inc.                                                                              357,512
          2,400   South Jersey Industries, Inc.                                                            135,360
         14,800   Southwest Gas Corporation                                                                357,568
         14,100   United Utilities PLC (ADR)                                                               340,515
         11,500   Vectren Corporation                                                                      306,360
------------------------------------------------------------------------------------------------------------------
                                                                                                         3,556,221
------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $50,250,987)                                                         66,317,177
------------------------------------------------------------------------------------------------------------------
                  CONVERTIBLE PREFERRED STOCKS--1.9%
                  Financials--1.7%
         16,100   Chubb Corporation, 7%, 2005 - Series "A"                                                 485,415
          6,400   Lehman Brothers Holdings, Inc., 6.25%, 2007 - Series "GIS"                               170,400
          2,700   State Street Corporation, 6.75%, 2006                                                    536,903
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,192,718
------------------------------------------------------------------------------------------------------------------
                  Telecommunication Services--.2%
          3,100   ALLTEL Corporation, 7.75%, 2005                                                          157,325
------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $1,242,704)                                            1,350,043
------------------------------------------------------------------------------------------------------------------
                  PREFERRED STOCKS--.5%
                  Telecommunication Services--.3%
          7,500   Verizon South, Inc., 7%, 2041 - Series "F"                                               190,950
------------------------------------------------------------------------------------------------------------------
                  Utilities--.2%
          6,700   Entergy Louisiana, Inc., 7.6%, 2032                                                      174,870
------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $353,493)                                                            365,820
------------------------------------------------------------------------------------------------------------------
                  SHORT-TERM CORPORATE NOTES--5.5%
    $     4,000M  New York Times Co., 2.74%, 4/4/05 (cost $3,999,086)                                    3,999,086
------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $55,846,270)                                              99.1%        72,032,126
Other Assets, Less Liabilities                                                               .9            669,152
------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%    $   72,701,278
==================================================================================================================

 * Non-income producing

   Summery of Abbreviations:
         ADR     American Depository Receipts
         REIT    Real Estate Investment Trust

   At March 31, 2005, the cost of investments for federal income tax purposes was $55,853,492.
   Accumulated net unrealized appreciation on investments was $16,178,634, consisting of
   $16,747,595 gross unrealized appreciation and $568,961 gross unrealized depreciation.


Except as provided below, a security listed or traded on an exchange the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Fund's Board of Trustees. The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events, issuer-specific developments such as bankruptcies and significant fluctuations in securities markets. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Fund

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  May 27, 2005


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  May 27, 2005